Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-4019460
Plan number	001
Investment assets (at fair value)	$ 14,339,738,805	$ 12,558,192,000
Investment liabilities (at fair value)	53,660	2,000
Total Investment Assets less Investment Liabilities	14,339,685,145
Participant loan, current value	31,465,584
Total Investments, net	$ 14,371,150,729
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Bank Deposit
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	$ 266,344,052
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	1,444,423,206	1,264,164,000
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	95,412,098	105,443,000
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	9,251,014,329	7,842,009,000
Cash and cash equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	2,292,000	410,000
Securities Purchased Under Agreements to Resell
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	72,300,000
Fixed Income Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	211,801,505
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	2,722,145,907
Real Estate Investment Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	259,741,520
Commodities
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	11,472,280	30,895,000
Investment liabilities (at fair value)	0	$ 2,000
Derivative Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Investment assets (at fair value)	2,791,908
Derivative Liabilities
EBP, Schedule of Asset Held for Investment [Line Items]
Investment liabilities (at fair value)	53,660
Investment, Identifier [Axis]: Bank Deposit | GOLDMAN SACHS BANK USA BANK DEPOSIT ACCOUNT
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	266,344,052
Investment assets (at fair value)	266,344,052
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK 20+ YR TREASURY BOND INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,922,673
Investment assets (at fair value)	74,119,831
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK EQUITY GROWTH INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,849,241
Investment assets (at fair value)	788,825,974
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK EQUITY VALUE INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,921,518
Investment assets (at fair value)	432,019,724
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2030 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,998,483
Investment assets (at fair value)	222,206,070
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2035 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,438,261
Investment assets (at fair value)	328,162,026
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2040 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,419,075
Investment assets (at fair value)	427,252,661
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2045 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,196,270
Investment assets (at fair value)	589,736,588
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2050 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,158,907
Investment assets (at fair value)	566,697,303
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2055 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,349,469
Investment assets (at fair value)	630,370,011
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2060 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,140,218
Investment assets (at fair value)	324,110,147
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® 2065 INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,553,823
Investment assets (at fair value)	32,211,684
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK LIFEPATH® RETIREMENT INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,824,025
Investment assets (at fair value)	203,658,935
Investment, Identifier [Axis]: Collective Trusts | BLACKROCK MSCI EAFE EQUITY INDEX NON-LENDABLE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,266,310
Investment assets (at fair value)	192,828,265
Investment, Identifier [Axis]: Collective Trusts | FIDELITY INSTITUTIONAL ASSET MANAGEMENT CORE PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,350,926
Investment assets (at fair value)	132,328,400
Investment, Identifier [Axis]: Collective Trusts | SSGA EMERGING MARKETS INDEX NON-LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,426,859
Investment assets (at fair value)	216,114,841
Investment, Identifier [Axis]: Collective Trusts | SSGA RUSSELL 2000® INDEX NON-LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,551,692
Investment assets (at fair value)	348,117,577
Investment, Identifier [Axis]: Collective Trusts | SSGA S&P 500® INDEX NON-LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	276,778,363
Investment assets (at fair value)	3,293,385,737
Investment, Identifier [Axis]: Collective Trusts | SSGA S&P MIDCAP® INDEX NON-LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,993,880
Investment assets (at fair value)	354,845,144
Investment, Identifier [Axis]: Collective Trusts | SSGA U.S. BOND INDEX NON-LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,800,831
Investment assets (at fair value)	94,023,411
Investment, Identifier [Axis]: Commodities | GOLD BARS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26
Investment assets (at fair value)	11,472,280
Investment, Identifier [Axis]: Common Stock | *GOLDMAN SACHS GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	493,014
Investment assets (at fair value)	433,359,306
Investment, Identifier [Axis]: Common Stock | 10X GENOMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,931
Investment assets (at fair value)	667,585
Investment, Identifier [Axis]: Common Stock | 3M CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	58,977
Investment assets (at fair value)	9,442,218
Investment, Identifier [Axis]: Common Stock | AALBERTS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,324
Investment, Identifier [Axis]: Common Stock | AAON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,537
Investment assets (at fair value)	3,624,696
Investment, Identifier [Axis]: Common Stock | AAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39,282
Investment assets (at fair value)	3,252,157
Investment, Identifier [Axis]: Common Stock | ABBOTT LABORATORIES
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	112,756
Investment assets (at fair value)	14,127,199
Investment, Identifier [Axis]: Common Stock | ABBVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,375
Investment assets (at fair value)	6,940,384
Investment, Identifier [Axis]: Common Stock | ABERCROMBIE & FITCH CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,575
Investment assets (at fair value)	701,725
Investment, Identifier [Axis]: Common Stock | ACCENTURE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,108
Investment assets (at fair value)	3,516,876
Investment, Identifier [Axis]: Common Stock | ACCOR SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,805
Investment assets (at fair value)	1,008,332
Investment, Identifier [Axis]: Common Stock | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,877
Investment assets (at fair value)	939,922
Investment, Identifier [Axis]: Common Stock | ADDUS HOMECARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,373
Investment assets (at fair value)	791,786
Investment, Identifier [Axis]: Common Stock | ADIDAS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,927
Investment assets (at fair value)	1,176,751
Investment, Identifier [Axis]: Common Stock | ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,110
Investment assets (at fair value)	4,238,379
Investment, Identifier [Axis]: Common Stock | ADVANCE AUTO PARTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,618
Investment assets (at fair value)	1,281,887
Investment, Identifier [Axis]: Common Stock | ADVANCED ENERGY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,377
Investment assets (at fair value)	1,544,522
Investment, Identifier [Axis]: Common Stock | ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,801
Investment assets (at fair value)	7,024,662
Investment, Identifier [Axis]: Common Stock | ADVANTEST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,989
Investment assets (at fair value)	1,877,629
Investment, Identifier [Axis]: Common Stock | ADYEN NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,684
Investment assets (at fair value)	2,719,439
Investment, Identifier [Axis]: Common Stock | AEROVIRONMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,475
Investment assets (at fair value)	356,788
Investment, Identifier [Axis]: Common Stock | AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,400
Investment assets (at fair value)	3,692,928
Investment, Identifier [Axis]: Common Stock | AGIOS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,096
Investment assets (at fair value)	438,133
Investment, Identifier [Axis]: Common Stock | AIA GROUP LTD HK/01299
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	692,139
Investment assets (at fair value)	7,105,018
Investment, Identifier [Axis]: Common Stock | AIB GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	174,765
Investment assets (at fair value)	1,888,246
Investment, Identifier [Axis]: Common Stock | AIR LIQUIDE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,733
Investment assets (at fair value)	1,831,920
Investment, Identifier [Axis]: Common Stock | AIRBUS SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,606
Investment assets (at fair value)	2,238,303
Investment, Identifier [Axis]: Common Stock | AKAMAI TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45,600
Investment assets (at fair value)	3,978,600
Investment, Identifier [Axis]: Common Stock | AKZO NOBEL NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,172
Investment assets (at fair value)	290,068
Investment, Identifier [Axis]: Common Stock | ALCON AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,053
Investment assets (at fair value)	2,289,667
Investment, Identifier [Axis]: Common Stock | ALFA LAVAL AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	64,423
Investment assets (at fair value)	3,254,414
Investment, Identifier [Axis]: Common Stock | ALIBABA GROUP HOLDING LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,169
Investment assets (at fair value)	7,353,772
Investment, Identifier [Axis]: Common Stock | ALIGHT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	405,672
Investment assets (at fair value)	791,060
Investment, Identifier [Axis]: Common Stock | ALIGNMENT HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	61,516
Investment assets (at fair value)	1,214,941
Investment, Identifier [Axis]: Common Stock | ALIMENTATION COUCHE-TARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39,477
Investment assets (at fair value)	2,158,815
Investment, Identifier [Axis]: Common Stock | ALKERMES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,293
Investment assets (at fair value)	791,638
Investment, Identifier [Axis]: Common Stock | ALLEGRO MICROSYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,907
Investment assets (at fair value)	841,707
Investment, Identifier [Axis]: Common Stock | ALLFUNDS GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	108,955
Investment assets (at fair value)	1,029,456
Investment, Identifier [Axis]: Common Stock | ALLIANCE LAUNDRY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,726
Investment assets (at fair value)	727,024
Investment, Identifier [Axis]: Common Stock | ALLIANT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	140,600
Investment assets (at fair value)	9,140,406
Investment, Identifier [Axis]: Common Stock | ALLIANZ SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,843
Investment assets (at fair value)	6,348,714
Investment, Identifier [Axis]: Common Stock | ALNYLAM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,445
Investment assets (at fair value)	3,755,804
Investment, Identifier [Axis]: Common Stock | ALPHA METALLURGICAL RESOURCES
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,827
Investment assets (at fair value)	365,181
Investment, Identifier [Axis]: Common Stock | ALPHABET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	146,635
Investment assets (at fair value)	46,014,063
Investment, Identifier [Axis]: Common Stock | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	116,116
Investment assets (at fair value)	26,801,895
Investment, Identifier [Axis]: Common Stock | AMERANT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	120,856
Investment assets (at fair value)	2,357,901
Investment, Identifier [Axis]: Common Stock | AMERESCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,333
Investment assets (at fair value)	742,004
Investment, Identifier [Axis]: Common Stock | AMERICAN EAGLE OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,918
Investment assets (at fair value)	657,088
Investment, Identifier [Axis]: Common Stock | AMERICAN FINANCIAL GROUP INC/O
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,300
Investment assets (at fair value)	6,464,964
Investment, Identifier [Axis]: Common Stock | AMERICAN INTERNATIONAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	150,740
Investment assets (at fair value)	12,895,807
Investment, Identifier [Axis]: Common Stock | AMERICAN VANGUARD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	49,763
Investment assets (at fair value)	190,095
Investment, Identifier [Axis]: Common Stock | AMERICAN WATER WORKS CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,900
Investment assets (at fair value)	5,728,950
Investment, Identifier [Axis]: Common Stock | AMERIS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45,762
Investment assets (at fair value)	3,398,744
Investment, Identifier [Axis]: Common Stock | AMKOR TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,737
Investment assets (at fair value)	621,297
Investment, Identifier [Axis]: Common Stock | AMPHENOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,000
Investment assets (at fair value)	6,486,720
Investment, Identifier [Axis]: Common Stock | ANGLO AMERICAN PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,194
Investment assets (at fair value)	1,211,399
Investment, Identifier [Axis]: Common Stock | ANHEUSER-BUSCH INBEV SA/NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,939
Investment assets (at fair value)	1,350,090
Investment, Identifier [Axis]: Common Stock | ANTOFAGASTA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,784
Investment assets (at fair value)	916,661
Investment, Identifier [Axis]: Common Stock | ANZ GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,220
Investment assets (at fair value)	1,750,131
Investment, Identifier [Axis]: Common Stock | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,230
Investment assets (at fair value)	8,903,162
Investment, Identifier [Axis]: Common Stock | AP MOLLER - MAERSK A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	439
Investment, Identifier [Axis]: Common Stock | API GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	126,262
Investment assets (at fair value)	4,830,784
Investment, Identifier [Axis]: Common Stock | APOGEE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,479
Investment assets (at fair value)	941,915
Investment, Identifier [Axis]: Common Stock | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	220,976
Investment assets (at fair value)	60,074,535
Investment, Identifier [Axis]: Common Stock | APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,850
Investment assets (at fair value)	7,984,767
Investment, Identifier [Axis]: Common Stock | APTARGROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39,750
Investment assets (at fair value)	4,847,910
Investment, Identifier [Axis]: Common Stock | ARCADIS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,604
Investment assets (at fair value)	442,610
Investment, Identifier [Axis]: Common Stock | ARCELLX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,932
Investment assets (at fair value)	451,966
Investment, Identifier [Axis]: Common Stock | ARCHER DANIELS MIDLAND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81,800
Investment assets (at fair value)	4,702,682
Investment, Identifier [Axis]: Common Stock | ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,476
Investment assets (at fair value)	766,966
Investment, Identifier [Axis]: Common Stock | ARCUS BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,043
Investment assets (at fair value)	572,945
Investment, Identifier [Axis]: Common Stock | ARES MANAGEMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,687
Investment assets (at fair value)	2,373,860
Investment, Identifier [Axis]: Common Stock | ARGENX SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,058
Investment assets (at fair value)	2,574,364
Investment, Identifier [Axis]: Common Stock | ARGENX SE ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,527
Investment assets (at fair value)	11,375,530
Investment, Identifier [Axis]: Common Stock | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,226
Investment assets (at fair value)	815,793
Investment, Identifier [Axis]: Common Stock | ARKEMA SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,107
Investment assets (at fair value)	374,039
Investment, Identifier [Axis]: Common Stock | ARTHUR J GALLAGHER & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,362
Investment assets (at fair value)	1,128,842
Investment, Identifier [Axis]: Common Stock | ASCENDIS PHARMA A/S ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,584
Investment assets (at fair value)	9,933,572
Investment, Identifier [Axis]: Common Stock | ASML HOLDING NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,514
Investment assets (at fair value)	11,377,602
Investment, Identifier [Axis]: Common Stock | ASSA ABLOY AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	58,997
Investment assets (at fair value)	2,296,831
Investment, Identifier [Axis]: Common Stock | ASSURED GUARANTY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,461
Investment assets (at fair value)	940,130
Investment, Identifier [Axis]: Common Stock | ASTERA LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,477
Investment assets (at fair value)	2,907,474
Investment, Identifier [Axis]: Common Stock | ASTRAZENECA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,449
Investment assets (at fair value)	4,163,894
Investment, Identifier [Axis]: Common Stock | ATLANTA BRAVES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,604
Investment assets (at fair value)	891,728
Investment, Identifier [Axis]: Common Stock | ATLAS COPCO AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	209,088
Investment assets (at fair value)	3,766,115
Investment, Identifier [Axis]: Common Stock | ATRICURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,116
Investment assets (at fair value)	795,789
Investment, Identifier [Axis]: Common Stock | AUMOVIO SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,536
Investment assets (at fair value)	581,771
Investment, Identifier [Axis]: Common Stock | AUTOZONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,007
Investment assets (at fair value)	10,198,241
Investment, Identifier [Axis]: Common Stock | AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,523
Investment assets (at fair value)	1,484,619
Investment, Identifier [Axis]: Common Stock | AXSOME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,612
Investment assets (at fair value)	1,755,536
Investment, Identifier [Axis]: Common Stock | AYVENS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	79,769
Investment assets (at fair value)	1,071,753
Investment, Identifier [Axis]: Common Stock | AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,623
Investment assets (at fair value)	2,424,733
Investment, Identifier [Axis]: Common Stock | BABCOCK INTERNATIONAL GROUP PL
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,054
Investment assets (at fair value)	502,472
Investment, Identifier [Axis]: Common Stock | BAE SYSTEMS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	236,423
Investment assets (at fair value)	5,450,533
Investment, Identifier [Axis]: Common Stock | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	219,184
Investment assets (at fair value)	9,981,639
Investment, Identifier [Axis]: Common Stock | BALOISE HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,494
Investment, Identifier [Axis]: Common Stock | BANCO BILBAO VIZCAYA ARGENTARIA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	167,555
Investment assets (at fair value)	3,945,539
Investment, Identifier [Axis]: Common Stock | BANCO SANTANDER SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	139,762
Investment, Identifier [Axis]: Common Stock | BANK LEUMI LE-ISRAEL BM
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	73,802
Investment assets (at fair value)	1,625,585
Investment, Identifier [Axis]: Common Stock | BANK OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	111,185
Investment assets (at fair value)	6,115,175
Investment, Identifier [Axis]: Common Stock | BARRICK MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,986
Investment assets (at fair value)	915,377
Investment, Identifier [Axis]: Common Stock | BAWAG GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,979
Investment assets (at fair value)	3,481,412
Investment, Identifier [Axis]: Common Stock | BAYERISCHE MOTOREN WERKE AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,699
Investment assets (at fair value)	732,792
Investment, Identifier [Axis]: Common Stock | BEAZLEY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	125,367
Investment assets (at fair value)	1,402,959
Investment, Identifier [Axis]: Common Stock | BELDEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,271
Investment assets (at fair value)	1,430,185
Investment, Identifier [Axis]: Common Stock | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,801
Investment assets (at fair value)	208,521
Investment, Identifier [Axis]: Common Stock | BERKSHIRE HATHAWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,343
Investment assets (at fair value)	14,246,609
Investment, Identifier [Axis]: Common Stock | BLACK ROCK COFFEE BAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,721
Investment assets (at fair value)	527,792
Investment, Identifier [Axis]: Common Stock | BLOOM ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	58,580
Investment assets (at fair value)	5,090,017
Investment, Identifier [Axis]: Common Stock | BLUE RIDGE BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	383,849
Investment assets (at fair value)	1,639,035
Investment, Identifier [Axis]: Common Stock | BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,783
Investment assets (at fair value)	1,014,429
Investment, Identifier [Axis]: Common Stock | BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,430
Investment assets (at fair value)	7,658,122
Investment, Identifier [Axis]: Common Stock | BOOT BARN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,865
Investment assets (at fair value)	2,446,757
Investment, Identifier [Axis]: Common Stock | BORGWARNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	110,700
Investment assets (at fair value)	4,988,142
Investment, Identifier [Axis]: Common Stock | BRENNTAG SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,477
Investment assets (at fair value)	609,822
Investment, Identifier [Axis]: Common Stock | BRIDGEBIO PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,139
Investment assets (at fair value)	1,999,372
Investment, Identifier [Axis]: Common Stock | BRINKER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,535
Investment assets (at fair value)	507,343
Investment, Identifier [Axis]: Common Stock | BRITISH AMERICAN TOBACCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	78,788
Investment assets (at fair value)	4,465,736
Investment, Identifier [Axis]: Common Stock | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	117,471
Investment assets (at fair value)	40,656,713
Investment, Identifier [Axis]: Common Stock | BROOKDALE SENIOR LIVING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	227,127
Investment assets (at fair value)	2,450,700
Investment, Identifier [Axis]: Common Stock | BT GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	637,061
Investment assets (at fair value)	1,577,086
Investment, Identifier [Axis]: Common Stock | BUILDERS FIRSTSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	44,563
Investment assets (at fair value)	4,585,087
Investment, Identifier [Axis]: Common Stock | BUREAU VERITAS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,653
Investment assets (at fair value)	1,138,099
Investment, Identifier [Axis]: Common Stock | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,851
Investment assets (at fair value)	2,912,527
Investment, Identifier [Axis]: Common Stock | CABOT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,001
Investment assets (at fair value)	1,723,346
Investment, Identifier [Axis]: Common Stock | CACTUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,803
Investment assets (at fair value)	1,863,881
Investment, Identifier [Axis]: Common Stock | CADENCE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,526
Investment assets (at fair value)	1,179,214
Investment, Identifier [Axis]: Common Stock | CALIFORNIA BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	93,325
Investment assets (at fair value)	1,742,378
Investment, Identifier [Axis]: Common Stock | CALLAWAY GOLF CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,944
Investment assets (at fair value)	652,866
Investment, Identifier [Axis]: Common Stock | CANADIAN NATIONAL RAILWAY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,434
Investment assets (at fair value)	1,327,951
Investment, Identifier [Axis]: Common Stock | CAPCOM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,904
Investment assets (at fair value)	603,372
Investment, Identifier [Axis]: Common Stock | CAPITAL CITY BANK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,131
Investment assets (at fair value)	1,197,537
Investment, Identifier [Axis]: Common Stock | CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33,576
Investment assets (at fair value)	8,137,479
Investment, Identifier [Axis]: Common Stock | CARGURUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	152,365
Investment assets (at fair value)	5,843,198
Investment, Identifier [Axis]: Common Stock | CARMAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	63,097
Investment assets (at fair value)	2,438,068
Investment, Identifier [Axis]: Common Stock | CARRIER GLOBAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	68,600
Investment assets (at fair value)	3,624,824
Investment, Identifier [Axis]: Common Stock | CARVANA CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,858
Investment assets (at fair value)	9,224,514
Investment, Identifier [Axis]: Common Stock | CASELLA WASTE SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,890
Investment assets (at fair value)	2,927,427
Investment, Identifier [Axis]: Common Stock | CASEY'S GENERAL STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,275
Investment assets (at fair value)	5,679,095
Investment, Identifier [Axis]: Common Stock | CASTLE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,957
Investment assets (at fair value)	504,027
Investment, Identifier [Axis]: Common Stock | CBRE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,470
Investment assets (at fair value)	3,934,531
Investment, Identifier [Axis]: Common Stock | CCC INTELLIGENT SOLUTIONS HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	286,004
Investment assets (at fair value)	2,273,732
Investment, Identifier [Axis]: Common Stock | CELCUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,979
Investment assets (at fair value)	396,865
Investment, Identifier [Axis]: Common Stock | CELESTICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,532
Investment assets (at fair value)	3,408,975
Investment, Identifier [Axis]: Common Stock | CELLDEX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,761
Investment assets (at fair value)	835,469
Investment, Identifier [Axis]: Common Stock | CENCORA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,314
Investment assets (at fair value)	2,808,054
Investment, Identifier [Axis]: Common Stock | CENTRUS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,557
Investment assets (at fair value)	377,977
Investment, Identifier [Axis]: Common Stock | CENTURI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,254
Investment assets (at fair value)	511,414
Investment, Identifier [Axis]: Common Stock | CENTURY ALUMINUM CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,500
Investment assets (at fair value)	293,850
Investment, Identifier [Axis]: Common Stock | CENTURY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,048
Investment assets (at fair value)	1,130,499
Investment, Identifier [Axis]: Common Stock | CF INDUSTRIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	59,300
Investment assets (at fair value)	4,586,262
Investment, Identifier [Axis]: Common Stock | CG ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,706
Investment assets (at fair value)	735,153
Investment, Identifier [Axis]: Common Stock | CHALLENGER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	105,353
Investment assets (at fair value)	661,096
Investment, Identifier [Axis]: Common Stock | CHAMPION HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,636
Investment assets (at fair value)	1,997,242
Investment, Identifier [Axis]: Common Stock | CHARLES SCHWAB CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	54,270
Investment assets (at fair value)	5,422,116
Investment, Identifier [Axis]: Common Stock | CHECK POINT SOFTWARE TECHNOLOGY
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,750
Investment assets (at fair value)	4,778,170
Investment, Identifier [Axis]: Common Stock | CHEFS' WAREHOUSE INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,870
Investment assets (at fair value)	3,170,727
Investment, Identifier [Axis]: Common Stock | CHENIERE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,532
Investment assets (at fair value)	492,195
Investment, Identifier [Axis]: Common Stock | CHESAPEAKE UTILITIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,566
Investment assets (at fair value)	1,692,494
Investment, Identifier [Axis]: Common Stock | CHIBA BANK LTD/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,060
Investment assets (at fair value)	558,263
Investment, Identifier [Axis]: Common Stock | CHORD ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,998
Investment assets (at fair value)	5,191,015
Investment, Identifier [Axis]: Common Stock | CHUGAI PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	104,700
Investment assets (at fair value)	5,506,026
Investment, Identifier [Axis]: Common Stock | CIE DE SAINT-GOBAIN SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,442
Investment assets (at fair value)	1,679,224
Investment, Identifier [Axis]: Common Stock | CIE FINANCIERE RICHEMONT SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,359
Investment assets (at fair value)	2,466,792
Investment, Identifier [Axis]: Common Stock | CIENA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,940
Investment assets (at fair value)	4,429,498
Investment, Identifier [Axis]: Common Stock | CINEMARK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	69,353
Investment assets (at fair value)	1,611,764
Investment, Identifier [Axis]: Common Stock | CIPHER DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,565
Investment assets (at fair value)	318,299
Investment, Identifier [Axis]: Common Stock | CLEAR SECURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	104,211
Investment assets (at fair value)	3,655,722
Investment, Identifier [Axis]: Common Stock | CLEARWATER ANALYTICS HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	83,531
Investment assets (at fair value)	2,014,768
Investment, Identifier [Axis]: Common Stock | CLOUDFLARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	49,329
Investment assets (at fair value)	9,725,212
Investment, Identifier [Axis]: Common Stock | CMS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	95,400
Investment assets (at fair value)	6,671,322
Investment, Identifier [Axis]: Common Stock | CNX RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,115
Investment assets (at fair value)	592,549
Investment, Identifier [Axis]: Common Stock | COCA-COLA CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	70,365
Investment assets (at fair value)	4,919,217
Investment, Identifier [Axis]: Common Stock | COCA-COLA EUROPACIFIC PARTNERS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,733
Investment assets (at fair value)	343,943
Investment, Identifier [Axis]: Common Stock | COEUR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	88,695
Investment assets (at fair value)	1,581,432
Investment, Identifier [Axis]: Common Stock | COGENT BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,820
Investment assets (at fair value)	1,023,686
Investment, Identifier [Axis]: Common Stock | COGNEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,852
Investment assets (at fair value)	174,575
Investment, Identifier [Axis]: Common Stock | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,633
Investment assets (at fair value)	2,331,673
Investment, Identifier [Axis]: Common Stock | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	116,105
Investment assets (at fair value)	9,174,617
Investment, Identifier [Axis]: Common Stock | COLOPLAST A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,657
Investment assets (at fair value)	1,001,539
Investment, Identifier [Axis]: Common Stock | COMFORT SYSTEMS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,551
Investment assets (at fair value)	4,247,403
Investment, Identifier [Axis]: Common Stock | COMMERCIAL METALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,478
Investment assets (at fair value)	1,071,387
Investment, Identifier [Axis]: Common Stock | COMMONWEALTH BANK OF AUSTRALIA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,802
Investment assets (at fair value)	1,584,941
Investment, Identifier [Axis]: Common Stock | COMPASS GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	54,960
Investment assets (at fair value)	1,747,562
Investment, Identifier [Axis]: Common Stock | COMPASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	214,394
Investment assets (at fair value)	2,266,145
Investment, Identifier [Axis]: Common Stock | CONCENTRA GROUP HOLDINGS PARENT
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,282
Investment assets (at fair value)	340,110
Investment, Identifier [Axis]: Common Stock | CONOCOPHILLIPS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,846
Investment assets (at fair value)	6,819,114
Investment, Identifier [Axis]: Common Stock | CONSTELLIUM SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,420
Investment assets (at fair value)	403,767
Investment, Identifier [Axis]: Common Stock | CONTEMPORARY AMPEREX TECHNOLOGY HK/03750
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	63,981
Investment assets (at fair value)	4,155,251
Investment, Identifier [Axis]: Common Stock | CONTINENTAL AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,377
Investment, Identifier [Axis]: Common Stock | COOPER COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41,473
Investment assets (at fair value)	3,399,127
Investment, Identifier [Axis]: Common Stock | CORE NATURAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,310
Investment assets (at fair value)	647,008
Investment, Identifier [Axis]: Common Stock | CORE SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,662
Investment assets (at fair value)	228,039
Investment, Identifier [Axis]: Common Stock | COTERRA ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	222,300
Investment assets (at fair value)	5,850,936
Investment, Identifier [Axis]: Common Stock | CREDICORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,307
Investment assets (at fair value)	2,671,109
Investment, Identifier [Axis]: Common Stock | CREDO TECHNOLOGY GROUP HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,640
Investment assets (at fair value)	4,696,570
Investment, Identifier [Axis]: Common Stock | CRINETICS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,218
Investment assets (at fair value)	1,127,348
Investment, Identifier [Axis]: Common Stock | CRODA INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,339
Investment assets (at fair value)	229,783
Investment, Identifier [Axis]: Common Stock | CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,620
Investment assets (at fair value)	4,509,471
Investment, Identifier [Axis]: Common Stock | CROWN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	37,500
Investment assets (at fair value)	3,861,375
Investment, Identifier [Axis]: Common Stock | CSX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	182,300
Investment assets (at fair value)	6,608,375
Investment, Identifier [Axis]: Common Stock | CYBERARK SOFTWARE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,546
Investment assets (at fair value)	689,609
Investment, Identifier [Axis]: Common Stock | CYTEK BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45,608
Investment assets (at fair value)	230,320
Investment, Identifier [Axis]: Common Stock | CYTOKINETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,082
Investment assets (at fair value)	1,403,090
Investment, Identifier [Axis]: Common Stock | DAI-ICHI LIFE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,800
Investment assets (at fair value)	172,974
Investment, Identifier [Axis]: Common Stock | DAIFUKU CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	66,400
Investment assets (at fair value)	2,087,589
Investment, Identifier [Axis]: Common Stock | DAIICHI SANKYO CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,142
Investment assets (at fair value)	1,028,291
Investment, Identifier [Axis]: Common Stock | DAIMLER TRUCK HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,101
Investment assets (at fair value)	881,036
Investment, Identifier [Axis]: Common Stock | DANONE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,539
Investment assets (at fair value)	1,040,521
Investment, Identifier [Axis]: Common Stock | DASSAULT SYSTEMES SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	52,334
Investment assets (at fair value)	1,465,294
Investment, Identifier [Axis]: Common Stock | DAVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,803
Investment assets (at fair value)	1,063,432
Investment, Identifier [Axis]: Common Stock | DBS GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	175,708
Investment assets (at fair value)	7,700,546
Investment, Identifier [Axis]: Common Stock | DEERE & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,159
Investment assets (at fair value)	7,057,576
Investment, Identifier [Axis]: Common Stock | DEUTSCHE BOERSE AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,193
Investment, Identifier [Axis]: Common Stock | DEUTSCHE POST AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,909
Investment assets (at fair value)	159,652
Investment, Identifier [Axis]: Common Stock | DEUTSCHE TELEKOM AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	52,462
Investment assets (at fair value)	1,704,243
Investment, Identifier [Axis]: Common Stock | DEVON ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	142,700
Investment assets (at fair value)	5,227,101
Investment, Identifier [Axis]: Common Stock | DIAMONDBACK ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,787
Investment assets (at fair value)	5,379,860
Investment, Identifier [Axis]: Common Stock | DIANTHUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,078
Investment assets (at fair value)	374,104
Investment, Identifier [Axis]: Common Stock | DISC MEDICINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,455
Investment assets (at fair value)	750,822
Investment, Identifier [Axis]: Common Stock | DISCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,164
Investment assets (at fair value)	4,967,430
Investment, Identifier [Axis]: Common Stock | DNOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,804
Investment assets (at fair value)	964,653
Investment, Identifier [Axis]: Common Stock | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,396
Investment assets (at fair value)	9,148,886
Investment, Identifier [Axis]: Common Stock | DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,539
Investment assets (at fair value)	928,729
Investment, Identifier [Axis]: Common Stock | DOVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,746
Investment assets (at fair value)	1,902,809
Investment, Identifier [Axis]: Common Stock | DR HORTON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,181
Investment assets (at fair value)	3,338,759
Investment, Identifier [Axis]: Common Stock | DSM-FIRMENICH AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,377
Investment assets (at fair value)	272,710
Investment, Identifier [Axis]: Common Stock | DSV A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,599
Investment assets (at fair value)	660,008
Investment, Identifier [Axis]: Common Stock | DUTCH BROS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,757
Investment assets (at fair value)	1,087,084
Investment, Identifier [Axis]: Common Stock | DXP ENTERPRISES INC/TX
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,278
Investment assets (at fair value)	2,994,852
Investment, Identifier [Axis]: Common Stock | E.ON SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	169,421
Investment assets (at fair value)	3,208,496
Investment, Identifier [Axis]: Common Stock | EASTERN BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	198,860
Investment assets (at fair value)	3,664,990
Investment, Identifier [Axis]: Common Stock | EASYJET PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	59,935
Investment assets (at fair value)	411,623
Investment, Identifier [Axis]: Common Stock | ECHOSTAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,282
Investment assets (at fair value)	1,443,753
Investment, Identifier [Axis]: Common Stock | EDWARDS LIFESCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,616
Investment assets (at fair value)	1,075,514
Investment, Identifier [Axis]: Common Stock | EGUARANTEE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,300
Investment, Identifier [Axis]: Common Stock | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,696
Investment assets (at fair value)	1,066,973
Investment, Identifier [Axis]: Common Stock | ELF BEAUTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,687
Investment assets (at fair value)	128,279
Investment, Identifier [Axis]: Common Stock | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,206
Investment assets (at fair value)	16,341,584
Investment, Identifier [Axis]: Common Stock | ENERGY FUELS INC/CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,835
Investment assets (at fair value)	128,461
Investment, Identifier [Axis]: Common Stock | ENGIE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	105,548
Investment assets (at fair value)	2,777,963
Investment, Identifier [Axis]: Common Stock | ENSIGN GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,277
Investment assets (at fair value)	1,616,053
Investment, Identifier [Axis]: Common Stock | ENTERPRISE FINANCIAL SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	49,293
Investment assets (at fair value)	2,661,822
Investment, Identifier [Axis]: Common Stock | EPIROC AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	103,029
Investment assets (at fair value)	2,345,835
Investment, Identifier [Axis]: Common Stock | EQT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,403
Investment assets (at fair value)	1,844,001
Investment, Identifier [Axis]: Common Stock | EQUITABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	64,060
Investment assets (at fair value)	3,052,459
Investment, Identifier [Axis]: Common Stock | ERSTE GROUP BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,968
Investment assets (at fair value)	1,688,045
Investment, Identifier [Axis]: Common Stock | ESC GLOBIX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,200
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Common Stock | ESCO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,248
Investment assets (at fair value)	439,237
Investment, Identifier [Axis]: Common Stock | ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,544
Investment assets (at fair value)	2,505,745
Investment, Identifier [Axis]: Common Stock | ESTEE LAUDER COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,300
Investment assets (at fair value)	4,848,536
Investment, Identifier [Axis]: Common Stock | EVOLUTION MINING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	68,486
Investment assets (at fair value)	579,094
Investment, Identifier [Axis]: Common Stock | EXCELERATE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,925
Investment assets (at fair value)	586,946
Investment, Identifier [Axis]: Common Stock | EXPAND ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,700
Investment assets (at fair value)	3,939,852
Investment, Identifier [Axis]: Common Stock | EXPEDIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,650
Investment assets (at fair value)	6,983,592
Investment, Identifier [Axis]: Common Stock | EXPERIAN PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,113
Investment assets (at fair value)	593,154
Investment, Identifier [Axis]: Common Stock | F&G ANNUITIES & LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,022
Investment assets (at fair value)	154,929
Investment, Identifier [Axis]: Common Stock | FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,367
Investment assets (at fair value)	2,443,488
Investment, Identifier [Axis]: Common Stock | FAIR ISAAC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,595
Investment assets (at fair value)	2,696,539
Investment, Identifier [Axis]: Common Stock | FANUC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	51,498
Investment assets (at fair value)	1,998,876
Investment, Identifier [Axis]: Common Stock | FB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,144
Investment assets (at fair value)	3,188,635
Investment, Identifier [Axis]: Common Stock | FEDEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,502
Investment assets (at fair value)	3,322,468
Investment, Identifier [Axis]: Common Stock | FERGUSON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,731
Investment assets (at fair value)	3,279,563
Investment, Identifier [Axis]: Common Stock | FERRARI NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,999
Investment, Identifier [Axis]: Common Stock | FIDELITY NATIONAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	68,825
Investment assets (at fair value)	3,757,157
Investment, Identifier [Axis]: Common Stock | FINECOBANK BANCA FINECO SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	77,473
Investment assets (at fair value)	2,019,937
Investment, Identifier [Axis]: Common Stock | FIRST INTERSTATE BANCSYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	67,769
Investment assets (at fair value)	2,344,807
Investment, Identifier [Axis]: Common Stock | FIRST QUANTUM MINERALS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,911
Investment assets (at fair value)	534,543
Investment, Identifier [Axis]: Common Stock | FIRST WESTERN FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,132
Investment assets (at fair value)	271,639
Investment, Identifier [Axis]: Common Stock | FIVE POINT HOLDINGS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,631
Investment assets (at fair value)	215,947
Investment, Identifier [Axis]: Common Stock | FLYWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	116,994
Investment assets (at fair value)	1,656,635
Investment, Identifier [Axis]: Common Stock | FOMENTO ECONOMICO MEXICANO SAB ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	36,319
Investment assets (at fair value)	3,670,761
Investment, Identifier [Axis]: Common Stock | FRANCO-NEVADA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,100
Investment assets (at fair value)	4,373,608
Investment, Identifier [Axis]: Common Stock | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,992
Investment assets (at fair value)	730,673
Investment, Identifier [Axis]: Common Stock | FTAI AVIATION LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,864
Investment assets (at fair value)	2,729,128
Investment, Identifier [Axis]: Common Stock | FTI CONSULTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,600
Investment assets (at fair value)	4,885,738
Investment, Identifier [Axis]: Common Stock | FUKUOKA FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,600
Investment assets (at fair value)	310,333
Investment, Identifier [Axis]: Common Stock | GALDERMA GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,710
Investment assets (at fair value)	1,372,914
Investment, Identifier [Axis]: Common Stock | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,195
Investment assets (at fair value)	10,533,086
Investment, Identifier [Axis]: Common Stock | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,356
Investment assets (at fair value)	11,996,931
Investment, Identifier [Axis]: Common Stock | GENERAL MILLS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	105,365
Investment assets (at fair value)	4,899,473
Investment, Identifier [Axis]: Common Stock | GENERAL MOTORS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	37,492
Investment assets (at fair value)	3,048,849
Investment, Identifier [Axis]: Common Stock | GENERALI
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,752
Investment assets (at fair value)	871,306
Investment, Identifier [Axis]: Common Stock | GENIUS SPORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	143,502
Investment assets (at fair value)	1,581,392
Investment, Identifier [Axis]: Common Stock | GENMAB A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,570
Investment assets (at fair value)	2,412,792
Investment, Identifier [Axis]: Common Stock | GILDAN ACTIVEWEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,649
Investment assets (at fair value)	102,997
Investment, Identifier [Axis]: Common Stock | GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,251
Investment assets (at fair value)	5,799,588
Investment, Identifier [Axis]: Common Stock | GLENCORE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	288,196
Investment assets (at fair value)	1,575,942
Investment, Identifier [Axis]: Common Stock | GMO PAYMENT GATEWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,470
Investment assets (at fair value)	651,465
Investment, Identifier [Axis]: Common Stock | GOODYEAR TIRE & RUBBER CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	191,266
Investment assets (at fair value)	1,675,490
Investment, Identifier [Axis]: Common Stock | GRAB HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	126,695
Investment assets (at fair value)	632,208
Investment, Identifier [Axis]: Common Stock | GROUP 1 AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,096
Investment assets (at fair value)	431,057
Investment, Identifier [Axis]: Common Stock | GRUPO FINANCIERO BANORTE SAB DE CV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	188,000
Investment assets (at fair value)	1,744,538
Investment, Identifier [Axis]: Common Stock | GSK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	143,754
Investment assets (at fair value)	3,527,786
Investment, Identifier [Axis]: Common Stock | GUARDANT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,052
Investment assets (at fair value)	822,431
Investment, Identifier [Axis]: Common Stock | GUIDEWIRE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,498
Investment assets (at fair value)	2,713,233
Investment, Identifier [Axis]: Common Stock | GULFPORT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,341
Investment assets (at fair value)	1,526,855
Investment, Identifier [Axis]: Common Stock | HA SUSTAINABLE INFRASTRUCTURE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	75,151
Investment assets (at fair value)	2,361,996
Investment, Identifier [Axis]: Common Stock | HACHIJUNI NAGANO BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,600
Investment assets (at fair value)	298,899
Investment, Identifier [Axis]: Common Stock | HAIER SMART HOME CO LTD HK/06690
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	569,400
Investment assets (at fair value)	1,776,197
Investment, Identifier [Axis]: Common Stock | HALEON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	699,593
Investment assets (at fair value)	3,526,821
Investment, Identifier [Axis]: Common Stock | HAMILTON INSURANCE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	64,893
Investment assets (at fair value)	1,810,515
Investment, Identifier [Axis]: Common Stock | HAMILTON LANE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,724
Investment assets (at fair value)	1,037,410
Investment, Identifier [Axis]: Common Stock | HARTFORD INSURANCE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	49,700
Investment assets (at fair value)	6,848,660
Investment, Identifier [Axis]: Common Stock | HAYWARD HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	140,508
Investment assets (at fair value)	2,170,849
Investment, Identifier [Axis]: Common Stock | HB FULLER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,799
Investment assets (at fair value)	1,415,089
Investment, Identifier [Axis]: Common Stock | HDFC BANK LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	149,432
Investment assets (at fair value)	5,460,245
Investment, Identifier [Axis]: Common Stock | HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,825
Investment assets (at fair value)	991,678
Investment, Identifier [Axis]: Common Stock | HECLA MINING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	82,312
Investment assets (at fair value)	1,579,567
Investment, Identifier [Axis]: Common Stock | HEINEKEN NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,991
Investment assets (at fair value)	244,981
Investment, Identifier [Axis]: Common Stock | HELIOS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,958
Investment assets (at fair value)	1,548,963
Investment, Identifier [Axis]: Common Stock | HERITAGE FINANCIAL CORP/WA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,975
Investment assets (at fair value)	141,309
Investment, Identifier [Axis]: Common Stock | HIKMA PHARMACEUTICALS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,904
Investment assets (at fair value)	435,812
Investment, Identifier [Axis]: Common Stock | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,400
Investment assets (at fair value)	2,987,400
Investment, Identifier [Axis]: Common Stock | HIMS & HERS HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	96,209
Investment assets (at fair value)	3,123,906
Investment, Identifier [Axis]: Common Stock | HITACHI LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	113,494
Investment assets (at fair value)	3,549,380
Investment, Identifier [Axis]: Common Stock | HOKUHOKU FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,700
Investment assets (at fair value)	313,331
Investment, Identifier [Axis]: Common Stock | HOLOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	97,000
Investment assets (at fair value)	7,225,530
Investment, Identifier [Axis]: Common Stock | HONDA MOTOR CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	110,058
Investment assets (at fair value)	1,078,498
Investment, Identifier [Axis]: Common Stock | HORIZON BANCORP INC/IN
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,444
Investment assets (at fair value)	652,010
Investment, Identifier [Axis]: Common Stock | HSBC HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	152,470
Investment assets (at fair value)	2,407,226
Investment, Identifier [Axis]: Common Stock | HUB GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,700
Investment assets (at fair value)	3,097,747
Investment, Identifier [Axis]: Common Stock | HUBBELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,675
Investment assets (at fair value)	5,184,984
Investment, Identifier [Axis]: Common Stock | HUNTINGTON BANCSHARES INC/OH
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	363,250
Investment assets (at fair value)	6,302,388
Investment, Identifier [Axis]: Common Stock | HUT 8 CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,592
Investment assets (at fair value)	1,083,816
Investment, Identifier [Axis]: Common Stock | ICG PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,437
Investment assets (at fair value)	813,266
Investment, Identifier [Axis]: Common Stock | IDACORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,320
Investment assets (at fair value)	1,938,899
Investment, Identifier [Axis]: Common Stock | IMAX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,567
Investment assets (at fair value)	464,476
Investment, Identifier [Axis]: Common Stock | IMCD NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,945
Investment assets (at fair value)	449,164
Investment, Identifier [Axis]: Common Stock | IMMUNOCORE HOLDINGS PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,054
Investment assets (at fair value)	279,554
Investment, Identifier [Axis]: Common Stock | IMMUNOME INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,938
Investment assets (at fair value)	299,388
Investment, Identifier [Axis]: Common Stock | IMPERIAL BRANDS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,505
Investment assets (at fair value)	1,321,701
Investment, Identifier [Axis]: Common Stock | IMPINJ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,444
Investment assets (at fair value)	947,310
Investment, Identifier [Axis]: Common Stock | INCHCAPE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	95,694
Investment assets (at fair value)	989,805
Investment, Identifier [Axis]: Common Stock | INDIE SEMICONDUCTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	77,755
Investment assets (at fair value)	274,475
Investment, Identifier [Axis]: Common Stock | INDUSTRIA DE DISENO TEXTIL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,497
Investment assets (at fair value)	2,811,963
Investment, Identifier [Axis]: Common Stock | INGERSOLL RAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,028
Investment assets (at fair value)	2,299,598
Investment, Identifier [Axis]: Common Stock | INGEVITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,184
Investment assets (at fair value)	1,431,209
Investment, Identifier [Axis]: Common Stock | INGRAM MICRO HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	61,996
Investment assets (at fair value)	1,322,995
Investment, Identifier [Axis]: Common Stock | INNODATA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,005
Investment assets (at fair value)	1,121,155
Investment, Identifier [Axis]: Common Stock | INNOVEX INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,688
Investment assets (at fair value)	955,457
Investment, Identifier [Axis]: Common Stock | INSMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	120,491
Investment assets (at fair value)	20,970,253
Investment, Identifier [Axis]: Common Stock | INSPIRE MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,467
Investment assets (at fair value)	411,991
Investment, Identifier [Axis]: Common Stock | INSULET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,763
Investment assets (at fair value)	3,343,515
Investment, Identifier [Axis]: Common Stock | INTERCONTINENTAL EXCHANGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,679
Investment assets (at fair value)	595,851
Investment, Identifier [Axis]: Common Stock | INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,538
Investment assets (at fair value)	1,126,428
Investment, Identifier [Axis]: Common Stock | INTERNATIONAL BUSINESS MACHINE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39,410
Investment assets (at fair value)	11,673,636
Investment, Identifier [Axis]: Common Stock | INTERNATIONAL PAPER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	82,274
Investment assets (at fair value)	3,240,773
Investment, Identifier [Axis]: Common Stock | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,608
Investment assets (at fair value)	6,364,531
Investment, Identifier [Axis]: Common Stock | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,122
Investment assets (at fair value)	2,334,536
Investment, Identifier [Axis]: Common Stock | IONQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39,750
Investment assets (at fair value)	1,783,583
Investment, Identifier [Axis]: Common Stock | IQVIA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,500
Investment assets (at fair value)	6,424,185
Investment, Identifier [Axis]: Common Stock | IRHYTHM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,860
Investment assets (at fair value)	5,475,799
Investment, Identifier [Axis]: Common Stock | ISRACARD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment assets (at fair value)	5
Investment, Identifier [Axis]: Common Stock | ISUZU MOTORS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	86,932
Investment assets (at fair value)	1,352,966
Investment, Identifier [Axis]: Common Stock | IVANHOE ELECTRIC INC / US
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,707
Investment assets (at fair value)	410,798
Investment, Identifier [Axis]: Common Stock | IVANHOE MINES LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,831
Investment assets (at fair value)	180,282
Investment, Identifier [Axis]: Common Stock | JAMES HARDIE INDUSTRIES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	168,813
Investment assets (at fair value)	3,502,870
Investment, Identifier [Axis]: Common Stock | JAMES HARDIE INDUSTRIES PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,737
Investment, Identifier [Axis]: Common Stock | JANUX THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,491
Investment assets (at fair value)	406,976
Investment, Identifier [Axis]: Common Stock | JCDECAUX SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,100
Investment assets (at fair value)	1,038,106
Investment, Identifier [Axis]: Common Stock | JERONIMO MARTINS SGPS SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81,564
Investment assets (at fair value)	1,940,763
Investment, Identifier [Axis]: Common Stock | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,627
Investment assets (at fair value)	7,993,858
Investment, Identifier [Axis]: Common Stock | KAISER ALUMINUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,089
Investment assets (at fair value)	239,943
Investment, Identifier [Axis]: Common Stock | KAJIMA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,300
Investment assets (at fair value)	383,429
Investment, Identifier [Axis]: Common Stock | KANSAI ELECTRIC POWER CO INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	80,200
Investment assets (at fair value)	1,256,123
Investment, Identifier [Axis]: Common Stock | KBC GROUP NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,977
Investment assets (at fair value)	3,263,434
Investment, Identifier [Axis]: Common Stock | KDDI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	120,434
Investment assets (at fair value)	2,081,058
Investment, Identifier [Axis]: Common Stock | KEIYO BANK LTD/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,000
Investment assets (at fair value)	148,624
Investment, Identifier [Axis]: Common Stock | KENNAMETAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,408
Investment assets (at fair value)	920,711
Investment, Identifier [Axis]: Common Stock | KERING SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	937
Investment, Identifier [Axis]: Common Stock | KEYCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	178,991
Investment assets (at fair value)	3,694,374
Investment, Identifier [Axis]: Common Stock | KEYENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,869
Investment assets (at fair value)	1,760,662
Investment, Identifier [Axis]: Common Stock | KEYSIGHT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33,700
Investment assets (at fair value)	6,847,503
Investment, Identifier [Axis]: Common Stock | KINETIK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,439
Investment assets (at fair value)	772,876
Investment, Identifier [Axis]: Common Stock | KINROSS GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,389
Investment assets (at fair value)	95,582
Investment, Identifier [Axis]: Common Stock | KION GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,806
Investment assets (at fair value)	224,918
Investment, Identifier [Axis]: Common Stock | KNIGHT-SWIFT TRANSPORTATION HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	106,950
Investment assets (at fair value)	5,591,346
Investment, Identifier [Axis]: Common Stock | KODIAK SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,395
Investment assets (at fair value)	346,564
Investment, Identifier [Axis]: Common Stock | KOITO MANUFACTURING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,484
Investment assets (at fair value)	522,939
Investment, Identifier [Axis]: Common Stock | KOKUSAI ELECTRIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,600
Investment assets (at fair value)	371,604
Investment, Identifier [Axis]: Common Stock | KONINKLIJKE KPN NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	240,147
Investment, Identifier [Axis]: Common Stock | KONTOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,306
Investment assets (at fair value)	629,594
Investment, Identifier [Axis]: Common Stock | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	54,091
Investment assets (at fair value)	3,571,088
Investment, Identifier [Axis]: Common Stock | KUBOTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	73,874
Investment assets (at fair value)	1,044,638
Investment, Identifier [Axis]: Common Stock | KYMERA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,933
Investment assets (at fair value)	928,507
Investment, Identifier [Axis]: Common Stock | KYOTO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,400
Investment assets (at fair value)	292,971
Investment, Identifier [Axis]: Common Stock | KYUSHU FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,900
Investment assets (at fair value)	311,093
Investment, Identifier [Axis]: Common Stock | L'OREAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,828
Investment assets (at fair value)	2,509,265
Investment, Identifier [Axis]: Common Stock | L3HARRIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,023
Investment assets (at fair value)	12,336,692
Investment, Identifier [Axis]: Common Stock | LABCORP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,682
Investment assets (at fair value)	11,711,580
Investment, Identifier [Axis]: Common Stock | LAM RESEARCH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,935
Investment assets (at fair value)	673,593
Investment, Identifier [Axis]: Common Stock | LANDSTAR SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,800
Investment assets (at fair value)	2,845,260
Investment, Identifier [Axis]: Common Stock | LASERTEC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,500
Investment assets (at fair value)	4,822,786
Investment, Identifier [Axis]: Common Stock | LATHAM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	196,167
Investment assets (at fair value)	1,245,660
Investment, Identifier [Axis]: Common Stock | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	52,128
Investment assets (at fair value)	3,835,578
Investment, Identifier [Axis]: Common Stock | LENDINGCLUB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,783
Investment assets (at fair value)	469,390
Investment, Identifier [Axis]: Common Stock | LIBERTY ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,749
Investment assets (at fair value)	401,487
Investment, Identifier [Axis]: Common Stock | LIBERTY MEDIA CORP-LIBERTY FORMULA ONE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	44,770
Investment assets (at fair value)	4,410,293
Investment, Identifier [Axis]: Common Stock | LINCOLN ELECTRIC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,100
Investment assets (at fair value)	6,973,524
Investment, Identifier [Axis]: Common Stock | LINDSAY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,991
Investment assets (at fair value)	824,029
Investment, Identifier [Axis]: Common Stock | LIVANOVA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,127
Investment assets (at fair value)	1,176,884
Investment, Identifier [Axis]: Common Stock | LIVE NATION ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33,334
Investment assets (at fair value)	4,750,095
Investment, Identifier [Axis]: Common Stock | LONDON STOCK EXCHANGE GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,069
Investment assets (at fair value)	730,761
Investment, Identifier [Axis]: Common Stock | LOWE'S COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,775
Investment assets (at fair value)	6,457,059
Investment, Identifier [Axis]: Common Stock | LUKOIL PJSC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41,527
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Common Stock | LUMENTUM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,944
Investment assets (at fair value)	2,190,899
Investment, Identifier [Axis]: Common Stock | LUNDIN MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,863
Investment assets (at fair value)	685,726
Investment, Identifier [Axis]: Common Stock | LVMH MOET HENNESSY LOUIS VUITTON
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,996
Investment assets (at fair value)	2,269,531
Investment, Identifier [Axis]: Common Stock | M3 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	153,466
Investment assets (at fair value)	2,069,777
Investment, Identifier [Axis]: Common Stock | MACOM TECHNOLOGY SOLUTIONS HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,811
Investment assets (at fair value)	2,365,548
Investment, Identifier [Axis]: Common Stock | MACQUARIE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,302
Investment assets (at fair value)	1,124,954
Investment, Identifier [Axis]: Common Stock | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,990
Investment assets (at fair value)	1,741,197
Investment, Identifier [Axis]: Common Stock | MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	192,811
Investment assets (at fair value)	3,129,323
Investment, Identifier [Axis]: Common Stock | MAGNUM ICE CREAM CO NV/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,683
Investment assets (at fair value)	58,331
Investment, Identifier [Axis]: Common Stock | MAMA'S CREATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,714
Investment assets (at fair value)	185,002
Investment, Identifier [Axis]: Common Stock | MANNKIND CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	88,132
Investment assets (at fair value)	499,708
Investment, Identifier [Axis]: Common Stock | MANULIFE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	100,092
Investment assets (at fair value)	3,639,311
Investment, Identifier [Axis]: Common Stock | MARA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,584
Investment assets (at fair value)	121,984
Investment, Identifier [Axis]: Common Stock | MARAVAI LIFESCIENCES HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	138,481
Investment assets (at fair value)	450,063
Investment, Identifier [Axis]: Common Stock | MARKS & SPENCER GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	226,416
Investment assets (at fair value)	1,004,985
Investment, Identifier [Axis]: Common Stock | MARQETA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	320,889
Investment assets (at fair value)	1,524,223
Investment, Identifier [Axis]: Common Stock | MARTIN MARIETTA MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,921
Investment assets (at fair value)	4,309,430
Investment, Identifier [Axis]: Common Stock | MARUBENI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,439
Investment assets (at fair value)	956,413
Investment, Identifier [Axis]: Common Stock | MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,853
Investment assets (at fair value)	24,463,921
Investment, Identifier [Axis]: Common Stock | MATADOR RESOURCES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	52,478
Investment assets (at fair value)	2,227,166
Investment, Identifier [Axis]: Common Stock | MBX BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,258
Investment assets (at fair value)	575,857
Investment, Identifier [Axis]: Common Stock | MCDONALD'S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,407
Investment assets (at fair value)	4,097,581
Investment, Identifier [Axis]: Common Stock | MCKESSON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,655
Investment assets (at fair value)	4,638,740
Investment, Identifier [Axis]: Common Stock | MEDLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	36,157
Investment assets (at fair value)	1,518,594
Investment, Identifier [Axis]: Common Stock | MEDTRONIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,775
Investment assets (at fair value)	2,764,127
Investment, Identifier [Axis]: Common Stock | MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,219
Investment assets (at fair value)	6,483,903
Investment, Identifier [Axis]: Common Stock | MERCANTILE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,200
Investment assets (at fair value)	57,720
Investment, Identifier [Axis]: Common Stock | MERIT MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,753
Investment assets (at fair value)	1,212,189
Investment, Identifier [Axis]: Common Stock | META PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,767
Investment assets (at fair value)	20,308,989
Investment, Identifier [Axis]: Common Stock | METHANEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,121
Investment assets (at fair value)	362,245
Investment, Identifier [Axis]: Common Stock | METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	62,088
Investment assets (at fair value)	4,901,227
Investment, Identifier [Axis]: Common Stock | MIAMI INTERNATIONAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,938
Investment assets (at fair value)	707,328
Investment, Identifier [Axis]: Common Stock | MICROCHIP TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	96,000
Investment assets (at fair value)	6,117,120
Investment, Identifier [Axis]: Common Stock | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	157,199
Investment assets (at fair value)	76,024,580
Investment, Identifier [Axis]: Common Stock | MIDDLEBY CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,300
Investment assets (at fair value)	3,315,341
Investment, Identifier [Axis]: Common Stock | MIDWESTONE FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,146
Investment assets (at fair value)	698,621
Investment, Identifier [Axis]: Common Stock | MIND MEDICINE MINDMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,424
Investment assets (at fair value)	434,157
Investment, Identifier [Axis]: Common Stock | MINERALYS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,882
Investment assets (at fair value)	394,908
Investment, Identifier [Axis]: Common Stock | MIRUM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,197
Investment assets (at fair value)	726,471
Investment, Identifier [Axis]: Common Stock | MISUMI GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	60,757
Investment assets (at fair value)	948,498
Investment, Identifier [Axis]: Common Stock | MITSUBISHI CHEMICAL GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	56,840
Investment, Identifier [Axis]: Common Stock | MITSUBISHI ELECTRIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,405
Investment assets (at fair value)	655,376
Investment, Identifier [Axis]: Common Stock | MITSUI & CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,774
Investment assets (at fair value)	644,976
Investment, Identifier [Axis]: Common Stock | MITSUI FUDOSAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	208,488
Investment assets (at fair value)	2,368,260
Investment, Identifier [Axis]: Common Stock | MIZUHO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	58,630
Investment assets (at fair value)	2,132,068
Investment, Identifier [Axis]: Common Stock | MKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,203
Investment assets (at fair value)	9,141,039
Investment, Identifier [Axis]: Common Stock | MNTN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	116,296
Investment assets (at fair value)	1,388,574
Investment, Identifier [Axis]: Common Stock | MODINE MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,073
Investment assets (at fair value)	2,679,946
Investment, Identifier [Axis]: Common Stock | MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,800
Investment assets (at fair value)	4,303,792
Investment, Identifier [Axis]: Common Stock | MONGODB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,109
Investment assets (at fair value)	2,983,576
Investment, Identifier [Axis]: Common Stock | MONOLITHIC POWER SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,918
Investment assets (at fair value)	2,644,758
Investment, Identifier [Axis]: Common Stock | MONOPAR THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,721
Investment assets (at fair value)	438,881
Investment, Identifier [Axis]: Common Stock | MS&AD INSURANCE GROUP HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,301
Investment assets (at fair value)	594,492
Investment, Identifier [Axis]: Common Stock | MVB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,964
Investment assets (at fair value)	618,990
Investment, Identifier [Axis]: Common Stock | MYR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,985
Investment assets (at fair value)	1,526,223
Investment, Identifier [Axis]: Common Stock | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,276
Investment assets (at fair value)	8,768,649
Investment, Identifier [Axis]: Common Stock | NATIONAL VISION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	71,730
Investment assets (at fair value)	1,852,069
Investment, Identifier [Axis]: Common Stock | NATURAL GROCERS BY VITAMIN COTTAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,303
Investment assets (at fair value)	258,090
Investment, Identifier [Axis]: Common Stock | NAVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,550
Investment assets (at fair value)	3,291,016
Investment, Identifier [Axis]: Common Stock | NETEASE INC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,496
Investment assets (at fair value)	2,132,560
Investment, Identifier [Axis]: Common Stock | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	60,946
Investment assets (at fair value)	5,714,297
Investment, Identifier [Axis]: Common Stock | NEWAMSTERDAM PHARMA CO NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,074
Investment assets (at fair value)	283,236
Investment, Identifier [Axis]: Common Stock | NEWMARK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	92,039
Investment assets (at fair value)	1,595,956
Investment, Identifier [Axis]: Common Stock | NEXT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,023
Investment assets (at fair value)	1,476,255
Investment, Identifier [Axis]: Common Stock | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45,931
Investment assets (at fair value)	4,001,049
Investment, Identifier [Axis]: Common Stock | NICE LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,718
Investment assets (at fair value)	1,550,683
Investment, Identifier [Axis]: Common Stock | NIDEC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,900
Investment, Identifier [Axis]: Common Stock | NIPPON SANSO HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,100
Investment, Identifier [Axis]: Common Stock | NOBA BANK GROUP AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,561
Investment assets (at fair value)	109,394
Investment, Identifier [Axis]: Common Stock | NOMURA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	116,700
Investment assets (at fair value)	968,622
Investment, Identifier [Axis]: Common Stock | NOMURA RESEARCH INSTITUTE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,313
Investment assets (at fair value)	857,103
Investment, Identifier [Axis]: Common Stock | NOVAGOLD RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	51,156
Investment assets (at fair value)	476,774
Investment, Identifier [Axis]: Common Stock | NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,242
Investment assets (at fair value)	1,099,706
Investment, Identifier [Axis]: Common Stock | NOVARTIS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,301
Investment assets (at fair value)	3,915,165
Investment, Identifier [Axis]: Common Stock | NOVO NORDISK A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,463
Investment assets (at fair value)	790,827
Investment, Identifier [Axis]: Common Stock | NOVONESIS NOVOZYMES B
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,564
Investment assets (at fair value)	1,254,513
Investment, Identifier [Axis]: Common Stock | NUCOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,284
Investment assets (at fair value)	3,960,963
Investment, Identifier [Axis]: Common Stock | NUVALENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,681
Investment assets (at fair value)	772,632
Investment, Identifier [Axis]: Common Stock | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	553,792
Investment assets (at fair value)	103,282,208
Investment, Identifier [Axis]: Common Stock | NVR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	458
Investment assets (at fair value)	3,340,089
Investment, Identifier [Axis]: Common Stock | OBIC CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	44,000
Investment assets (at fair value)	1,381,658
Investment, Identifier [Axis]: Common Stock | ODDITY TECH LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,032
Investment assets (at fair value)	322,726
Investment, Identifier [Axis]: Common Stock | OKLO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,122
Investment assets (at fair value)	798,115
Investment, Identifier [Axis]: Common Stock | OLD REPUBLIC INTERNATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	131,600
Investment assets (at fair value)	6,006,224
Investment, Identifier [Axis]: Common Stock | OMNICELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,604
Investment assets (at fair value)	933,361
Investment, Identifier [Axis]: Common Stock | ONE GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,251
Investment assets (at fair value)	1,718,890
Investment, Identifier [Axis]: Common Stock | ONESPAWORLD HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	63,664
Investment assets (at fair value)	1,320,391
Investment, Identifier [Axis]: Common Stock | ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,207
Investment assets (at fair value)	2,400,577
Investment, Identifier [Axis]: Common Stock | OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,157
Investment assets (at fair value)	1,502,422
Investment, Identifier [Axis]: Common Stock | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	44,602
Investment assets (at fair value)	8,693,376
Investment, Identifier [Axis]: Common Stock | ORANGE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	64,008
Investment assets (at fair value)	1,067,474
Investment, Identifier [Axis]: Common Stock | ORMAT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,643
Investment assets (at fair value)	2,169,962
Investment, Identifier [Axis]: Common Stock | ORORA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	106,749
Investment assets (at fair value)	157,320
Investment, Identifier [Axis]: Common Stock | OSAKA GAS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33,200
Investment, Identifier [Axis]: Common Stock | OSCAR HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,023
Investment assets (at fair value)	330,841
Investment, Identifier [Axis]: Common Stock | OTSUKA HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,500
Investment assets (at fair value)	1,726,540
Investment, Identifier [Axis]: Common Stock | PACKAGING CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,600
Investment assets (at fair value)	7,960,478
Investment, Identifier [Axis]: Common Stock | PALANTIR TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,251
Investment assets (at fair value)	12,842,615
Investment, Identifier [Axis]: Common Stock | PALO ALTO NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,973
Investment assets (at fair value)	2,021,227
Investment, Identifier [Axis]: Common Stock | PARSONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	74,681
Investment assets (at fair value)	4,615,285
Investment, Identifier [Axis]: Common Stock | PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,577
Investment assets (at fair value)	1,255,294
Investment, Identifier [Axis]: Common Stock | PEABODY ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,818
Investment assets (at fair value)	499,495
Investment, Identifier [Axis]: Common Stock | PENSKE AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,800
Investment assets (at fair value)	4,083,882
Investment, Identifier [Axis]: Common Stock | PENUMBRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,238
Investment assets (at fair value)	1,628,547
Investment, Identifier [Axis]: Common Stock | PERELLA WEINBERG PARTNERS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,889
Investment assets (at fair value)	603,580
Investment, Identifier [Axis]: Common Stock | PERFORMANCE FOOD GROUP CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	69,200
Investment assets (at fair value)	6,222,464
Investment, Identifier [Axis]: Common Stock | PERNOD RICARD SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,802
Investment assets (at fair value)	927,376
Investment, Identifier [Axis]: Common Stock | PERPETUA RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,579
Investment assets (at fair value)	328,748
Investment, Identifier [Axis]: Common Stock | PFIZER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	157,998
Investment assets (at fair value)	3,934,150
Investment, Identifier [Axis]: Common Stock | PHARVARIS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,259
Investment assets (at fair value)	423,437
Investment, Identifier [Axis]: Common Stock | PHILIP MORRIS INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	51,696
Investment assets (at fair value)	8,292,038
Investment, Identifier [Axis]: Common Stock | PHOENIX FINANCIAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,774
Investment assets (at fair value)	486,904
Investment, Identifier [Axis]: Common Stock | PING AN INSURANCE GROUP CO OF HK/02318
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	257,500
Investment assets (at fair value)	2,155,345
Investment, Identifier [Axis]: Common Stock | PIPER SANDLER COS
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,760
Investment assets (at fair value)	1,617,020
Investment, Identifier [Axis]: Common Stock | POWER INTEGRATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,789
Investment assets (at fair value)	703,301
Investment, Identifier [Axis]: Common Stock | PRAXIS PRECISION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,649
Investment assets (at fair value)	1,075,506
Investment, Identifier [Axis]: Common Stock | PRIMORIS SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,606
Investment assets (at fair value)	820,069
Investment, Identifier [Axis]: Common Stock | PRIVIA HEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,645
Investment assets (at fair value)	323,523
Investment, Identifier [Axis]: Common Stock | PROSUS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33,935
Investment assets (at fair value)	2,106,335
Investment, Identifier [Axis]: Common Stock | PROTAGONIST THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,251
Investment assets (at fair value)	1,244,682
Investment, Identifier [Axis]: Common Stock | PRUDENTIAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	121,857
Investment assets (at fair value)	1,875,879
Investment, Identifier [Axis]: Common Stock | PTC THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,087
Investment assets (at fair value)	1,449,849
Investment, Identifier [Axis]: Common Stock | PURE STORAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	37,654
Investment assets (at fair value)	2,523,195
Investment, Identifier [Axis]: Common Stock | QBE INSURANCE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,735
Investment assets (at fair value)	115,858
Investment, Identifier [Axis]: Common Stock | QIAGEN NV
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,349
Investment assets (at fair value)	1,293,657
Investment, Identifier [Axis]: Common Stock | QUAKER CHEMICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,550
Investment assets (at fair value)	1,174,001
Investment, Identifier [Axis]: Common Stock | QUANTA SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,543
Investment assets (at fair value)	4,449,779
Investment, Identifier [Axis]: Common Stock | QUEST DIAGNOSTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,300
Investment assets (at fair value)	6,125,609
Investment, Identifier [Axis]: Common Stock | RADNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,371
Investment assets (at fair value)	597,271
Investment, Identifier [Axis]: Common Stock | RAMBUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,191
Investment assets (at fair value)	2,498,581
Investment, Identifier [Axis]: Common Stock | RAYMOND JAMES FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,750
Investment assets (at fair value)	6,222,863
Investment, Identifier [Axis]: Common Stock | RBC BEARINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,340
Investment assets (at fair value)	5,085,196
Investment, Identifier [Axis]: Common Stock | RECKITT BENCKISER GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,875
Investment assets (at fair value)	1,200,857
Investment, Identifier [Axis]: Common Stock | RECRUIT HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,725
Investment assets (at fair value)	1,564,854
Investment, Identifier [Axis]: Common Stock | RED ROCK RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,994
Investment assets (at fair value)	1,238,628
Investment, Identifier [Axis]: Common Stock | REDDIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,019
Investment assets (at fair value)	2,992,678
Investment, Identifier [Axis]: Common Stock | REGAL REXNORD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	54,414
Investment assets (at fair value)	7,635,372
Investment, Identifier [Axis]: Common Stock | REMITLY GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	67,582
Investment assets (at fair value)	932,632
Investment, Identifier [Axis]: Common Stock | RENASANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	73,545
Investment assets (at fair value)	2,590,255
Investment, Identifier [Axis]: Common Stock | REPUBLIC SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,800
Investment assets (at fair value)	3,772,354
Investment, Identifier [Axis]: Common Stock | REVOLUTION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,409
Investment assets (at fair value)	1,864,527
Investment, Identifier [Axis]: Common Stock | REXEL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,235
Investment assets (at fair value)	2,179,008
Investment, Identifier [Axis]: Common Stock | RHEINMETALL AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	493
Investment assets (at fair value)	903,825
Investment, Identifier [Axis]: Common Stock | RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,221
Investment assets (at fair value)	879,976
Investment, Identifier [Axis]: Common Stock | RIGETTI COMPUTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,549
Investment assets (at fair value)	676,660
Investment, Identifier [Axis]: Common Stock | RIO TINTO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,092
Investment assets (at fair value)	3,877,288
Investment, Identifier [Axis]: Common Stock | RIOT PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,730
Investment assets (at fair value)	364,009
Investment, Identifier [Axis]: Common Stock | ROBINHOOD MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	94,284
Investment assets (at fair value)	10,663,521
Investment, Identifier [Axis]: Common Stock | ROBLOX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	101,264
Investment assets (at fair value)	8,205,422
Investment, Identifier [Axis]: Common Stock | ROCHE HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,906
Investment assets (at fair value)	6,589,270
Investment, Identifier [Axis]: Common Stock | ROCKET LAB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,343
Investment assets (at fair value)	1,488,888
Investment, Identifier [Axis]: Common Stock | ROKU INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,824
Investment assets (at fair value)	1,174,296
Investment, Identifier [Axis]: Common Stock | ROLLS-ROYCE HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	95,510
Investment assets (at fair value)	1,477,356
Investment, Identifier [Axis]: Common Stock | ROTORK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,687
Investment, Identifier [Axis]: Common Stock | RPM INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	59,200
Investment assets (at fair value)	6,156,800
Investment, Identifier [Axis]: Common Stock | RTX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,457
Investment assets (at fair value)	5,219,014
Investment, Identifier [Axis]: Common Stock | RUSH ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,439
Investment assets (at fair value)	131,560
Investment, Identifier [Axis]: Common Stock | RYANAIR HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,135
Investment, Identifier [Axis]: Common Stock | RYANAIR HOLDINGS PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,998
Investment assets (at fair value)	2,165,556
Investment, Identifier [Axis]: Common Stock | RYDER SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,444
Investment assets (at fair value)	1,233,317
Investment, Identifier [Axis]: Common Stock | SAFRAN SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,392
Investment assets (at fair value)	1,883,325
Investment, Identifier [Axis]: Common Stock | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,645
Investment assets (at fair value)	5,204,157
Investment, Identifier [Axis]: Common Stock | SAMPO OYJ
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	121,734
Investment assets (at fair value)	1,476,885
Investment, Identifier [Axis]: Common Stock | SAMSUNG ELECTRONICS CO LTD GDR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,635
Investment assets (at fair value)	7,509,910
Investment, Identifier [Axis]: Common Stock | SANDVIK AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	70,628
Investment assets (at fair value)	2,302,987
Investment, Identifier [Axis]: Common Stock | SANSAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,547
Investment assets (at fair value)	448,553
Investment, Identifier [Axis]: Common Stock | SAP SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,205
Investment assets (at fair value)	1,518,343
Investment, Identifier [Axis]: Common Stock | SAVARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	71,547
Investment assets (at fair value)	431,428
Investment, Identifier [Axis]: Common Stock | SBI SHINSEI BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	63,300
Investment assets (at fair value)	702,683
Investment, Identifier [Axis]: Common Stock | SCHNEIDER ELECTRIC SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,967
Investment assets (at fair value)	2,473,801
Investment, Identifier [Axis]: Common Stock | SCHOLAR ROCK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,212
Investment assets (at fair value)	1,066,539
Investment, Identifier [Axis]: Common Stock | SEA LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,690
Investment assets (at fair value)	1,236,153
Investment, Identifier [Axis]: Common Stock | SEACOAST BANKING CORP OF FLORIDA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,637
Investment assets (at fair value)	1,810,955
Investment, Identifier [Axis]: Common Stock | SEADRILL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,805
Investment assets (at fair value)	823,653
Investment, Identifier [Axis]: Common Stock | SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,584
Investment assets (at fair value)	2,622,185
Investment, Identifier [Axis]: Common Stock | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,340
Investment assets (at fair value)	3,575,455
Investment, Identifier [Axis]: Common Stock | SERVICETITAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,493
Investment assets (at fair value)	2,076,005
Investment, Identifier [Axis]: Common Stock | SF HOLDING CO LTD HK/06936
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	293,200
Investment assets (at fair value)	1,306,376
Investment, Identifier [Axis]: Common Stock | SHAKE SHACK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,810
Investment assets (at fair value)	1,689,148
Investment, Identifier [Axis]: Common Stock | SHAWBROOK GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	140,384
Investment assets (at fair value)	917,682
Investment, Identifier [Axis]: Common Stock | SHELL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	167,931
Investment assets (at fair value)	6,188,991
Investment, Identifier [Axis]: Common Stock | SHIN-ETSU CHEMICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,256
Investment assets (at fair value)	971,709
Investment, Identifier [Axis]: Common Stock | SHIONOGI & CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	98,000
Investment assets (at fair value)	1,776,248
Investment, Identifier [Axis]: Common Stock | SHOPIFY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	103,136
Investment assets (at fair value)	16,601,802
Investment, Identifier [Axis]: Common Stock | SHORE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41,797
Investment assets (at fair value)	738,971
Investment, Identifier [Axis]: Common Stock | SIEMENS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,609
Investment assets (at fair value)	2,979,747
Investment, Identifier [Axis]: Common Stock | SILICON LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,380
Investment assets (at fair value)	964,566
Investment, Identifier [Axis]: Common Stock | SIMMONS FIRST NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81,225
Investment assets (at fair value)	1,531,091
Investment, Identifier [Axis]: Common Stock | SINGAPORE TELECOMMUNICATIONS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	394,757
Investment assets (at fair value)	1,396,691
Investment, Identifier [Axis]: Common Stock | SIRIUSPOINT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	62,179
Investment assets (at fair value)	1,361,098
Investment, Identifier [Axis]: Common Stock | SITIME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,239
Investment assets (at fair value)	1,497,172
Investment, Identifier [Axis]: Common Stock | SKANDINAVISKA ENSKILDA BANKEN
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	167,433
Investment assets (at fair value)	3,543,431
Investment, Identifier [Axis]: Common Stock | SM ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,181
Investment assets (at fair value)	171,685
Investment, Identifier [Axis]: Common Stock | SMARTFINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,216
Investment assets (at fair value)	710,800
Investment, Identifier [Axis]: Common Stock | SMITH DOUGLAS HOMES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,991
Investment assets (at fair value)	469,409
Investment, Identifier [Axis]: Common Stock | SNOWFLAKE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,205
Investment assets (at fair value)	2,019,209
Investment, Identifier [Axis]: Common Stock | SOCIETE GENERALE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,720
Investment assets (at fair value)	2,882,897
Investment, Identifier [Axis]: Common Stock | SOFI TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	253,708
Investment assets (at fair value)	6,642,075
Investment, Identifier [Axis]: Common Stock | SOFTBANK GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,072
Investment assets (at fair value)	816,082
Investment, Identifier [Axis]: Common Stock | SOLARIS ENERGY INFRASTRUCTURE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,211
Investment assets (at fair value)	653,280
Investment, Identifier [Axis]: Common Stock | SOLENO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,225
Investment assets (at fair value)	704,918
Investment, Identifier [Axis]: Common Stock | SOLVENTUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,370
Investment assets (at fair value)	1,455,639
Investment, Identifier [Axis]: Common Stock | SOMNIGROUP INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,290
Investment assets (at fair value)	1,722,211
Investment, Identifier [Axis]: Common Stock | SOMPO HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,655
Investment assets (at fair value)	907,404
Investment, Identifier [Axis]: Common Stock | SONOVA HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,114
Investment assets (at fair value)	1,336,837
Investment, Identifier [Axis]: Common Stock | SONY FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	274,361
Investment, Identifier [Axis]: Common Stock | SONY GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	244,840
Investment assets (at fair value)	6,285,599
Investment, Identifier [Axis]: Common Stock | SPIRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,278
Investment assets (at fair value)	849,991
Investment, Identifier [Axis]: Common Stock | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,407
Investment assets (at fair value)	6,043,449
Investment, Identifier [Axis]: Common Stock | SPRUCE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,819
Investment assets (at fair value)	158,453
Investment, Identifier [Axis]: Common Stock | SPYRE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,435
Investment assets (at fair value)	734,971
Investment, Identifier [Axis]: Common Stock | SS&C TECHNOLOGIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	36,831
Investment assets (at fair value)	3,219,766
Investment, Identifier [Axis]: Common Stock | SSE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	76,400
Investment assets (at fair value)	2,239,180
Investment, Identifier [Axis]: Common Stock | SSR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,283
Investment assets (at fair value)	554,203
Investment, Identifier [Axis]: Common Stock | STANDARD CHARTERED PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,167
Investment assets (at fair value)	1,400,981
Investment, Identifier [Axis]: Common Stock | STANDARDAERO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	89,400
Investment assets (at fair value)	2,563,992
Investment, Identifier [Axis]: Common Stock | STARBUCKS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41,607
Investment assets (at fair value)	3,503,725
Investment, Identifier [Axis]: Common Stock | STEEL DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,400
Investment assets (at fair value)	5,490,180
Investment, Identifier [Axis]: Common Stock | STEPSTONE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	75,122
Investment assets (at fair value)	4,820,579
Investment, Identifier [Axis]: Common Stock | STOKE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,888
Investment assets (at fair value)	599,505
Investment, Identifier [Axis]: Common Stock | STRUCTURE THERAPEUTICS INC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,753
Investment assets (at fair value)	1,652,021
Investment, Identifier [Axis]: Common Stock | SUMITOMO RUBBER INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,093
Investment assets (at fair value)	432,565
Investment, Identifier [Axis]: Common Stock | SYMRISE AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,886
Investment assets (at fair value)	1,285,116
Investment, Identifier [Axis]: Common Stock | SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,694
Investment assets (at fair value)	2,204,866
Investment, Identifier [Axis]: Common Stock | SYNOVUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,419
Investment assets (at fair value)	2,173,121
Investment, Identifier [Axis]: Common Stock | SYSCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	79,591
Investment assets (at fair value)	5,865,061
Investment, Identifier [Axis]: Common Stock | SYSMEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	184,850
Investment assets (at fair value)	1,819,076
Investment, Identifier [Axis]: Common Stock | TAIWAN SEMICONDUCTOR MANUFACTURING ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	52,761
Investment assets (at fair value)	16,033,541
Investment, Identifier [Axis]: Common Stock | TALANX AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,484
Investment assets (at fair value)	1,401,212
Investment, Identifier [Axis]: Common Stock | TECHTRONIC INDUSTRIES CO LTD HK/00669
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	147,500
Investment assets (at fair value)	1,703,636
Investment, Identifier [Axis]: Common Stock | TECK RESOURCES LTD CL B SUB-VTG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,150
Investment, Identifier [Axis]: Common Stock | TECNOGLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,788
Investment assets (at fair value)	341,572
Investment, Identifier [Axis]: Common Stock | TELEDYNE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,646
Investment assets (at fair value)	1,862,122
Investment, Identifier [Axis]: Common Stock | TELIA CO AB
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	147,328
Investment assets (at fair value)	629,342
Investment, Identifier [Axis]: Common Stock | TELKOM INDONESIA PERSERO TBK PT
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,996,100
Investment assets (at fair value)	1,877,446
Investment, Identifier [Axis]: Common Stock | TENCENT HOLDINGS LTD HK/00700
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,600
Investment assets (at fair value)	3,586,227
Investment, Identifier [Axis]: Common Stock | TERAWULF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	107,912
Investment assets (at fair value)	1,239,909
Investment, Identifier [Axis]: Common Stock | TEREX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,532
Investment assets (at fair value)	1,202,758
Investment, Identifier [Axis]: Common Stock | TERNS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,441
Investment assets (at fair value)	583,416
Investment, Identifier [Axis]: Common Stock | TESCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	497,432
Investment assets (at fair value)	2,955,955
Investment, Identifier [Axis]: Common Stock | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	70,404
Investment assets (at fair value)	31,662,087
Investment, Identifier [Axis]: Common Stock | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,005
Investment assets (at fair value)	8,675,367
Investment, Identifier [Axis]: Common Stock | TEXAS ROADHOUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,346
Investment assets (at fair value)	4,871,436
Investment, Identifier [Axis]: Common Stock | TEXTRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,175
Investment assets (at fair value)	4,025,075
Investment, Identifier [Axis]: Common Stock | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,860
Investment assets (at fair value)	4,554,477
Investment, Identifier [Axis]: Common Stock | TOKYO ELECTRON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9,353
Investment assets (at fair value)	2,047,880
Investment, Identifier [Axis]: Common Stock | TOPBUILD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,891
Investment assets (at fair value)	6,629,566
Investment, Identifier [Axis]: Common Stock | TORAY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	121,600
Investment assets (at fair value)	791,298
Investment, Identifier [Axis]: Common Stock | TOTALENERGIES SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	91,346
Investment assets (at fair value)	5,963,768
Investment, Identifier [Axis]: Common Stock | TOWNE BANK/PORTSMOUTH VA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,416
Investment assets (at fair value)	914,872
Investment, Identifier [Axis]: Common Stock | TOYODA GOSEI CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,900
Investment assets (at fair value)	148,418
Investment, Identifier [Axis]: Common Stock | TOYOTA INDUSTRIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,598
Investment, Identifier [Axis]: Common Stock | TOYOTA TSUSHO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,200
Investment assets (at fair value)	746,964
Investment, Identifier [Axis]: Common Stock | TRACTOR SUPPLY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	79,300
Investment assets (at fair value)	3,965,793
Investment, Identifier [Axis]: Common Stock | TRAINLINE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29,273
Investment assets (at fair value)	86,780
Investment, Identifier [Axis]: Common Stock | TRANE TECHNOLOGIES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,835
Investment assets (at fair value)	2,270,982
Investment, Identifier [Axis]: Common Stock | TRANSDIGM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	798
Investment assets (at fair value)	1,061,220
Investment, Identifier [Axis]: Common Stock | TRAVERE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,173
Investment assets (at fair value)	579,760
Investment, Identifier [Axis]: Common Stock | TREVI THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,861
Investment assets (at fair value)	699,380
Investment, Identifier [Axis]: Common Stock | TREX CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	65,745
Investment assets (at fair value)	2,306,335
Investment, Identifier [Axis]: Common Stock | TRIMBLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	82,025
Investment assets (at fair value)	6,426,659
Investment, Identifier [Axis]: Common Stock | TRUIST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	137,200
Investment assets (at fair value)	6,751,612
Investment, Identifier [Axis]: Common Stock | TRUSTMARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,294
Investment assets (at fair value)	1,491,551
Investment, Identifier [Axis]: Common Stock | TURNING POINT BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,017
Investment assets (at fair value)	218,643
Investment, Identifier [Axis]: Common Stock | TWILIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,571
Investment assets (at fair value)	1,930,339
Investment, Identifier [Axis]: Common Stock | TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	94,509
Investment assets (at fair value)	2,997,825
Investment, Identifier [Axis]: Common Stock | TYLER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,726
Investment assets (at fair value)	3,507,218
Investment, Identifier [Axis]: Common Stock | UBER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,388
Investment assets (at fair value)	2,074,453
Investment, Identifier [Axis]: Common Stock | UBS GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41,170
Investment assets (at fair value)	1,920,660
Investment, Identifier [Axis]: Common Stock | UCB SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,272
Investment assets (at fair value)	2,037,787
Investment, Identifier [Axis]: Common Stock | ULTRAGENYX PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,252
Investment assets (at fair value)	258,796
Investment, Identifier [Axis]: Common Stock | UNICHARM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	212,900
Investment assets (at fair value)	1,215,640
Investment, Identifier [Axis]: Common Stock | UNICREDIT SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,083
Investment assets (at fair value)	2,588,965
Investment, Identifier [Axis]: Common Stock | UNILEVER PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,581
Investment assets (at fair value)	756,965
Investment, Identifier [Axis]: Common Stock | UNION PACIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,222
Investment assets (at fair value)	5,603,033
Investment, Identifier [Axis]: Common Stock | UNITED COMMUNITY BANKS INC/GA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,172
Investment assets (at fair value)	848,310
Investment, Identifier [Axis]: Common Stock | UNITED NATURAL FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,600
Investment assets (at fair value)	558,922
Investment, Identifier [Axis]: Common Stock | UNITED OVERSEAS BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,075
Investment assets (at fair value)	574,564
Investment, Identifier [Axis]: Common Stock | UNITIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,261
Investment assets (at fair value)	690,803
Investment, Identifier [Axis]: Common Stock | UPSTART HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,224
Investment assets (at fair value)	359,636
Investment, Identifier [Axis]: Common Stock | URANIUM ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,940
Investment assets (at fair value)	478,179
Investment, Identifier [Axis]: Common Stock | URBAN OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,846
Investment assets (at fair value)	364,710
Investment, Identifier [Axis]: Common Stock | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	132,538
Investment assets (at fair value)	9,982,762
Investment, Identifier [Axis]: Common Stock | V2X INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,478
Investment assets (at fair value)	1,171,625
Investment, Identifier [Axis]: Common Stock | VALARIS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,100
Investment assets (at fair value)	206,640
Investment, Identifier [Axis]: Common Stock | VALEO SE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,665
Investment assets (at fair value)	378,035
Investment, Identifier [Axis]: Common Stock | VALTERRA PLATINUM LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,325
Investment, Identifier [Axis]: Common Stock | VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,125
Investment assets (at fair value)	1,251,548
Investment, Identifier [Axis]: Common Stock | VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	87,048
Investment assets (at fair value)	3,664,721
Investment, Identifier [Axis]: Common Stock | VERTEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	66,790
Investment assets (at fair value)	1,333,796
Investment, Identifier [Axis]: Common Stock | VIAVI SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	86,150
Investment assets (at fair value)	1,535,193
Investment, Identifier [Axis]: Common Stock | VIKING HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,640
Investment assets (at fair value)	3,616,202
Investment, Identifier [Axis]: Common Stock | VINCI SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,397
Investment assets (at fair value)	1,465,901
Investment, Identifier [Axis]: Common Stock | VIRIDIAN THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,395
Investment assets (at fair value)	572,452
Investment, Identifier [Axis]: Common Stock | VISA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,272
Investment assets (at fair value)	6,408,173
Investment, Identifier [Axis]: Common Stock | VISTEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3,139
Investment assets (at fair value)	298,519
Investment, Identifier [Axis]: Common Stock | VISTRA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,228
Investment assets (at fair value)	3,908,703
Investment, Identifier [Axis]: Common Stock | VITA COCO CO INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,219
Investment assets (at fair value)	1,124,819
Investment, Identifier [Axis]: Common Stock | VITAL FARMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,181
Investment assets (at fair value)	357,121
Investment, Identifier [Axis]: Common Stock | VOYA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,600
Investment assets (at fair value)	342,654
Investment, Identifier [Axis]: Common Stock | VOYAGER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,241
Investment assets (at fair value)	659,800
Investment, Identifier [Axis]: Common Stock | WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	111,793
Investment assets (at fair value)	12,454,858
Investment, Identifier [Axis]: Common Stock | WALT DISNEY CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45,409
Investment assets (at fair value)	5,166,182
Investment, Identifier [Axis]: Common Stock | WARRIOR MET COAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,065
Investment assets (at fair value)	711,091
Investment, Identifier [Axis]: Common Stock | WASTE MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,265
Investment assets (at fair value)	7,748,073
Investment, Identifier [Axis]: Common Stock | WATERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,964
Investment assets (at fair value)	2,265,306
Investment, Identifier [Axis]: Common Stock | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,288
Investment assets (at fair value)	1,810,682
Investment, Identifier [Axis]: Common Stock | WEALTHFRONT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	83,028
Investment assets (at fair value)	1,128,351
Investment, Identifier [Axis]: Common Stock | WERNER ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	146,466
Investment assets (at fair value)	4,395,445
Investment, Identifier [Axis]: Common Stock | WESBANCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,014
Investment assets (at fair value)	1,429,785
Investment, Identifier [Axis]: Common Stock | WESCO INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,781
Investment assets (at fair value)	2,148,184
Investment, Identifier [Axis]: Common Stock | WEST PHARMACEUTICAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25,382
Investment assets (at fair value)	6,983,603
Investment, Identifier [Axis]: Common Stock | WESTERN DIGITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,092
Investment assets (at fair value)	4,150,329
Investment, Identifier [Axis]: Common Stock | WESTLAKE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19,450
Investment assets (at fair value)	1,438,133
Investment, Identifier [Axis]: Common Stock | WHITE MOUNTAINS INSURANCE GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	355
Investment assets (at fair value)	737,701
Investment, Identifier [Axis]: Common Stock | WILLIAMS-SONOMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,200
Investment assets (at fair value)	2,714,568
Investment, Identifier [Axis]: Common Stock | WILLIS TOWERS WATSON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22,250
Investment assets (at fair value)	7,311,350
Investment, Identifier [Axis]: Common Stock | WINGSTOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,374
Investment assets (at fair value)	3,666,546
Investment, Identifier [Axis]: Common Stock | WISDOMTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	168,719
Investment assets (at fair value)	2,056,685
Investment, Identifier [Axis]: Common Stock | WISE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,545
Investment assets (at fair value)	521,861
Investment, Identifier [Axis]: Common Stock | WIX.COM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,123
Investment assets (at fair value)	2,506,139
Investment, Identifier [Axis]: Common Stock | WOODWARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,289
Investment assets (at fair value)	4,622,170
Investment, Identifier [Axis]: Common Stock | WORTHINGTON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,506
Investment assets (at fair value)	232,374
Investment, Identifier [Axis]: Common Stock | WORTHINGTON STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,405
Investment assets (at fair value)	152,501
Investment, Identifier [Axis]: Common Stock | XENON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,676
Investment assets (at fair value)	971,518
Investment, Identifier [Axis]: Common Stock | XERIS BIOPHARMA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	67,151
Investment assets (at fair value)	527,135
Investment, Identifier [Axis]: Common Stock | XYLEM INC/NY
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,814
Investment assets (at fair value)	9,915,811
Investment, Identifier [Axis]: Common Stock | YOKOHAMA FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	99,400
Investment, Identifier [Axis]: Common Stock | ZEBRA TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13,400
Investment assets (at fair value)	3,253,579
Investment, Identifier [Axis]: Common Stock | ZIJIN GOLD INTERNATIONAL CO LT HK/02259
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,460
Investment, Identifier [Axis]: Common Stock | ZOETIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38,047
Investment assets (at fair value)	4,787,074
Investment, Identifier [Axis]: Common Stock | ZSCALER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,492
Investment assets (at fair value)	2,584,000
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP AUG 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,324,202
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,324,862
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,566,526
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	182,553
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP OCT 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	722,052
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE FUTURE (ICE) EXP SEP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,022,907
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | BRENT CRUDE OIL (ICE) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,469,061
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | CCA VINTAGE 2026 FUTURE (IFE) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,192,128
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | COCOA FUTURE (NYB) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,213,020
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | COPPER FUTURE (CMX) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	426,153
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | ECX EMISSION FUTURE (EDX) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	615,676
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | GASOLINE RBOB FUTURE (NYM) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	246,724
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | GOLD 100 OZ FUTURE (CMX) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,312,173
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HEATING OIL FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	88,344
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 (IFE) EXP FEB 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,527
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 (IFE) EXP JAN 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,987
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP APR 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,137
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP AUG 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,747
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP DEC 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20,297
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP JUN 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15,687
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP MAR 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,367
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP MAY 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14,947
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP NOV 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,137
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP OCT 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,052
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HB LD1 FUT (IFE) EXP SEP 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,677
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | HENRY HUB LD1 FUT (IFE) EXP JUL 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,492
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | IRON ORE 62% (SGX) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	136,253
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | KC HRW WHEAT FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	875,109
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | KC HRW WHEAT FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,401
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | LIVE CATTLE FUTURE (CME) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,300,334
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | MT BELV ETHAN 5DE FUTURE (NYM) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72,772
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | NATURAL GAS FUTURE (NYM) EXP APR 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	136,364
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | NATURAL GAS FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	93,903
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | NATURAL GAS FUTURE (NYM) EXP MAR 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	148,004
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | NATURAL GAS FUTURE (NYM) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	258,408
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | NICKEL FUTURE (LME) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	399,338
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | PALLADIUM FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	165,141
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | PLATINUM FUTURE (NYM) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	204,422
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | SOYBEAN FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	322,281
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | SOYBEAN FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	576,136
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | SOYBEAN MEAL FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,946,165
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | TRS EL BACVWSAV INDEX P 0% -55 BPS 2026 MAR 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	732,999
Investment assets (at fair value)	3,332
Investment, Identifier [Axis]: Derivative Assets | TRS EL SPGCESTR INDEX P TBILDI3M +16BPS 2026 JUL 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,047,831
Investment assets (at fair value)	348,935
Investment, Identifier [Axis]: Derivative Assets | TRS EL SPGCESTR INDEX P TBILDI3M +16BPS 2026 MAR 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,170,943
Investment assets (at fair value)	915,138
Investment, Identifier [Axis]: Derivative Assets | TRS EL SPGCESTR INDEX P TBILDI3M +16BPS 2026 SEP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	36,979,276
Investment assets (at fair value)	777,156
Investment, Identifier [Axis]: Derivative Assets | TRS EL SPGCESTR INDEX P TBILDI3M +17BPS 2026 DEC 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8,754,268
Investment assets (at fair value)	184,067
Investment, Identifier [Axis]: Derivative Assets | TRS EL SPGCESTR INDEX P TBILDI3M +17BPS 2026 MAY 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16,222,510
Investment assets (at fair value)	341,094
Investment, Identifier [Axis]: Derivative Assets | US 10YR TREAS NTS FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,810,963
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | US 2YR TREAS NTS FUT (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	93,746,738
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | US 5YR TREAS NTS FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,420,974
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | VARS GOLDLNPM 0.004431025 2026 JAN 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	120,000
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | VARS GOLDLNPM 0.059049 2026 JAN 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	300,000
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | VARS GOLDLNPM 0.06325225 JPM 2026 APR 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,078,000
Investment assets (at fair value)	222,186
Investment, Identifier [Axis]: Derivative Assets | WTI CRUDE FUTURE (NYM) EXP AUG 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,254,902
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | WTI CRUDE FUTURE (NYM) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,650,709
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | WTI CRUDE FUTURE (NYM) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,026,738
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | WTI CRUDE FUTURE (NYM) EXP SEP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	172,563
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | WTI CRUDE FUTURE (NYM) MAR 26 PUT JAN 26 050.000 ED 01/27/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Assets | ZINC FUTURE (LME) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	389,870
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | ALUMINUM HG FUTURE (LME) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	449,177
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUT (ICE) APR 26 CALL APR 26 070.000 ED 02/24/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUT (ICE) MAR 26 CALL MAR 26 067.000 ED 01/27/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUT (ICE) MAR 26 CALL MAR 26 071.000 ED 01/27/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) EXP DEC 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	367,806
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) EXP DEC 28
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	314,505
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) EXP FEB 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	662,761
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) EXP JAN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	602,310
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	603,210
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE FUTURE (ICE) MAR 26 CALL JAN 26 066.000 ED 01/27/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE OIL (ICE) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	604,910
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE OIL (ICE) EXP JUN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	908,865
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | BRENT CRUDE OIL (ICE) EXP NOV 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	662,101
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | COFFEE 'C' FUTURE (NYB) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	244,502
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | COFFEE 'C' FUTURE (NYB) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	130,782
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | COMMIT TO PUR FNMA SF MTG 5.500% 02/01/56 DD 02/01/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,200,000
Investment liabilities (at fair value)	$ 30,070
Interest rate	5.50%
Investment, Identifier [Axis]: Derivative Liabilities | CORN FUTURE (CBT) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 184,208
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | CORN FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	522,698
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | CORN FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,025,242
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | COTTON NO 2 FUTURE (NYB) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	200,496
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | COTTON NO 2 FUTURE (NYB) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	449,904
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | CRUDE OIL FUTURE (NYM) EXP DEC 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,446,525
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | GAS OIL FUTURE (ICE) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,022,567
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | GASOLINE RBOB FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	658,296
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | GOLD 100 OZ FUTURE (CMX) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,418,664
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | HEATING OIL FUTURE (NYM) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	256,363
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | HENRY HB LD1 (IFE) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	59,586
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | KC HRW WHEAT FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	135,505
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | LEAD FUTURE (LME) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	702,706
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | LEAN HOGS FUTURE (CME) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	755,181
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | LOW SU GASOIL G FUTURE (ICE) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,108,368
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | NATURAL GAS FUTURE (ICE) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	431,762
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | NATURAL GAS FUTURE (NYM) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	693,682
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | NATURAL GAS FUTURE (NYM) EXP JAN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	376,168
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | NATURAL GAS FUTURE (NYM) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	73,422
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SILVER FUTURE (CMX) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,412,064
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS V SNG GA FUT (ISF) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	162
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	781
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	121
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	123
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,907
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	771
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	942
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	821
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP NOV 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	261
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SNG KEROS VS SNG GASOIL (ISF) EXP OCT 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	401
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SOYBEAN FUTURE (CBT) EXP NOV 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	53,226
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SOYBEAN MEAL FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	61,902
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SOYBEAN OIL FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	326,447
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SOYBEAN OIL FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	320,507
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SUGAR #11 WORLD FUTURE (NYB) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	428,381
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | SUGAR #11 WORLD FUTURE (NYB) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	84,061
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS EL BCOMF1NTC INDEX P 0% +12BPS 2026 MAR 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,173,746
Investment liabilities (at fair value)	1,994
Investment, Identifier [Axis]: Derivative Liabilities | TRS EL JMABFNJ2 EQUITY P 0% 2026 JAN 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,785,484
Investment liabilities (at fair value)	21,563
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL BACVWSAV INDEX P 0% -55 BPS 2026 MAR 31
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,211
Investment liabilities (at fair value)	33
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL BCOMF1NTC INDEX P 0% +12BPS 2026 MAR 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	56,439
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL JMABFNJ2 EQUITY P 0% 2026 JAN 30
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17,294
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL SPGCESTR INDEX P TBILDI3M +16BPS 2026 JUL 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,567
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL SPGCESTR INDEX P TBILDI3M +16BPS 2026 MAR 16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	64,432
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL SPGCESTR INDEX P TBILDI3M +16BPS 2026 SEP 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	54,715
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL SPGCESTR INDEX P TBILDI3M +17BPS 2026 DEC 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,962
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TRS FL SPGCESTR INDEX P TBILDI3M +17BPS 2026 MAY 15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24,020
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | TTF NAT GAS F FUTURE (EDX) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	606,297
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | ULTRA 10YR US TREAS NT FUT CBT EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,865,848
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | US 10YR TREAS NTS FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,930,428
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | US 5YR TREAS NTS FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,574,590
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | US TREAS BD FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,080,706
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | US ULTRA BOND (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	590,005
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | VARS GOLDLNPM 0.004431025 2026 JAN 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	120,000
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | VARS GOLDLNPM 0.059049 2026 JAN 19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	300,000
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | VARS GOLDLNPM 0.06325225 JPM 2026 APR 10
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,078,000
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WHEAT FUTURE (CBT) EXP JUL 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	53,127
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WHEAT FUTURE (CBT) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,053,431
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WHEAT FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	77,778
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (ICE) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	113,842
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (ICE) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	342,066
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (ICE) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	114,442
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) ED FEB 26 CALL JAN 26 067.000 ED 01/14/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	627,781
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	401,947
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP FEB 26 CALL JAN 26 068.000 ED 01/14/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP JAN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	113,822
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP JUN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	855,165
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP JUN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	572,610
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	457,768
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	114,002
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP NOV 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	512,289
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) EXP OCT 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	569,510
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE (NYM) MAR 26 CALL JAN 26 064.000 ED 01/27/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivative Liabilities | WTI CRUDE FUTURE FEB 26 CALL FEB 26 065.000 ED 01/14/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4
Investment liabilities (at fair value)	0
Investment, Identifier [Axis]: Derivatives | ALUMINUM HG FUTURE (LME) EXP JAN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11
Investment, Identifier [Axis]: Derivatives | ALUMINUM HG FUTURE (LME) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | CORN FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25
Investment, Identifier [Axis]: Derivatives | CORN FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	85
Investment, Identifier [Axis]: Derivatives | COTTON NO 2 FUTURE (NYB) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32
Investment, Identifier [Axis]: Derivatives | COTTON NO 2 FUTURE (NYB) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | ECX EMISSION EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | ECX EMISSION FUTURE (EDX) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP DEC 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (IPE) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	33
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	0
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP MAR 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP OCT 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP SEP 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	39
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP MAR 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	94
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14
Investment, Identifier [Axis]: Derivatives | HEATING OIL FUTURE (NYM) EXP APR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP FEB 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP JAN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP MAR 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP APR 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP DEC 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP MAY 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP NOV 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP OCT 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP AUG 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP JUL 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP JUN 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP SEP 27
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	85
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	85
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	78
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	53
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81
Investment, Identifier [Axis]: Derivatives | KC HRW WHEAT FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	45
Investment, Identifier [Axis]: Derivatives | KC HRW WHEAT FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	53
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JAN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	25
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	14
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	22
Investment, Identifier [Axis]: Derivatives | MT BELV ETHAN 5DE FUTURE (NYM) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | MT BELV ETHAN 5DE FUTURE (NYM) EXP MAR 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE (NYM) PUT AUG 22 003.400 ED 07/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE (NYM) PUT AUG 25 03.30 ED 07/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE JUN 25 PUT JUN 25 03.10 ED 05/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) JUL25 PUT JUN 25 003.500 ED 06/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) PUT AUG 25 003.000 ED 08/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) PUT JUL 25 003.250 ED 07/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP APR 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	29
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	51
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	38
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JAN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP APR 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	0
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	8
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	3
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	24
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Derivatives | SNG KEROS V SNG GA FUT (ISF) EXP FEB 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | SNG KEROS VS SNG GASOIL (ISF) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Derivatives | SNG KEROS VS SNG GASOIL EXP DEC 24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4
Investment, Identifier [Axis]: Derivatives | SOYBEAN FUTURE (CBT) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4
Investment, Identifier [Axis]: Derivatives | SOYBEAN FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	59
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	56
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	13
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | SUGAR #11 WORLD FUTURE (NYB) EXP MAY 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32
Investment, Identifier [Axis]: Derivatives | SUGAR #11 WORLD FUTURE (NYB) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	17
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP OCT 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12
Investment, Identifier [Axis]: Derivatives | UK NATURAL GAS FU FUTURE (ICE) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | US 10YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	90
Investment, Identifier [Axis]: Derivatives | US 10YR NOTE FUTURE (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | US 10YR TREAS NTS FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	72
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	16
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	41
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	562
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	393
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	520
Investment, Identifier [Axis]: Derivatives | US 5YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	170
Investment, Identifier [Axis]: Derivatives | US 5YR TREAS NTS FUTURE (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	19
Investment, Identifier [Axis]: Derivatives | US 5YR TREAS NTS FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	90
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	37
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	44
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP JUN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | WHEAT FUTURE (CBT) EXP DEC 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	95
Investment, Identifier [Axis]: Derivatives | WHEAT FUTURE (CBT) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	90
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP AUG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP FEB 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	15
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) EXP JAN CALL NOV 25 072.000 ED 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) EXP JAN PUT NOV 25 055.000 ED 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) JUN 25 PUT JUN 25 066.000 ED 05/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) JUN 26 PUT JUN 18 058.000 ED 05/14/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE JUN 25 CALL JUN 26 66.00 ED 05/14/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JAN 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JAN 26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JUL 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP MAY 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP NOV 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP SEP 25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	9
Investment, Identifier [Axis]: Fixed Income Securities | ELMWOOD CLO 19 LTD 6A AR2 144A VAR RT 10/17/38 DD 10/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	590,000
Investment, Identifier [Axis]: Fixed Income Securities | JACKSON NATIONAL LIFE DISC 12/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,395,000
Investment, Identifier [Axis]: Fixed Income Securities | 1988 CLO 5 LTD 5A A1 144A VAR RT 07/15/37 DD 06/27/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	450,000
Investment assets (at fair value)	450,000
Investment, Identifier [Axis]: Fixed Income Securities | 7-ELEVEN INC 144A 0.950% 02/10/26 DD 02/10/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	125,000
Investment assets (at fair value)	$ 124,558
Interest rate	0.95%
Investment, Identifier [Axis]: Fixed Income Securities | AB BSL CLO 6 LTD 6A A 144A VAR RT 07/20/37 DD 06/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 975,000
Investment assets (at fair value)	977,681
Investment, Identifier [Axis]: Fixed Income Securities | ABBVIE INC 2.950% 11/21/26 DD 05/21/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	750,000
Investment assets (at fair value)	$ 744,215
Interest rate	2.95%
Investment, Identifier [Axis]: Fixed Income Securities | ABBVIE INC 4.800% 03/15/27 DD 02/26/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,135,000
Investment assets (at fair value)	$ 2,157,553
Interest rate	4.80%
Investment, Identifier [Axis]: Fixed Income Securities | AIR LEASE CORP 1.875% 08/15/26 DD 05/24/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 550,000
Investment assets (at fair value)	$ 541,871
Interest rate	1.875%
Investment, Identifier [Axis]: Fixed Income Securities | ALLY FINANCIAL INC VAR RT 05/15/29 DD 05/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 159,000
Investment assets (at fair value)	163,087
Investment, Identifier [Axis]: Fixed Income Securities | AMERICAN EXPRESS CO VAR RT 07/20/29 DD 07/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,298,000
Investment assets (at fair value)	1,307,923
Investment, Identifier [Axis]: Fixed Income Securities | AMERICAN EXPRESS CO VAR RT 07/26/28 DD 07/26/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	600,000
Investment assets (at fair value)	610,208
Investment, Identifier [Axis]: Fixed Income Securities | AMERICAN EXPRESS CREDIT AC 1 A 4.870% 05/15/28 DD 06/14/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	500,000
Investment assets (at fair value)	$ 501,830
Interest rate	4.87%
Investment, Identifier [Axis]: Fixed Income Securities | AMERICAN EXPRESS CREDIT AC 3 A 4.650% 07/15/29 DD 07/23/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 506,883
Interest rate	4.65%
Investment, Identifier [Axis]: Fixed Income Securities | AMERICAN TOWER CORP 3.375% 10/15/26 DD 05/13/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 275,000
Investment assets (at fair value)	$ 273,552
Interest rate	3.375%
Investment, Identifier [Axis]: Fixed Income Securities | AMGEN INC 2.600% 08/19/26 DD 08/19/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 700,000
Investment assets (at fair value)	$ 694,602
Interest rate	2.60%
Investment, Identifier [Axis]: Fixed Income Securities | AMORTIZING RESIDENTIAL CO 1 A5 VAR RT 10/25/34 DD 09/25/04
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 109,640
Investment assets (at fair value)	108,479
Investment, Identifier [Axis]: Fixed Income Securities | APIDOS CLO XXIII 23A ARR 144A VAR RT 04/15/33 DD 03/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,211,362
Investment assets (at fair value)	1,211,362
Investment, Identifier [Axis]: Fixed Income Securities | ARTHUR J GALLAGHER & CO 4.850% 12/15/29 DD 12/19/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	675,000
Investment assets (at fair value)	$ 691,034
Interest rate	4.85%
Investment, Identifier [Axis]: Fixed Income Securities | AVOLON HOLDINGS FUNDING LTD 144A 6.375% 05/04/28 DD 05/04/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 935,000
Investment assets (at fair value)	$ 974,473
Interest rate	6.375%
Investment, Identifier [Axis]: Fixed Income Securities | BA CREDIT CARD TRUST A1 A1 4.790% 05/15/28 DD 06/16/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 501,668
Interest rate	4.79%
Investment, Identifier [Axis]: Fixed Income Securities | BAIN CAPITAL CREDIT 3A A1 144A VAR RT 07/16/37 DD 06/27/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,200,000
Investment assets (at fair value)	1,200,000
Investment, Identifier [Axis]: Fixed Income Securities | BANCO SANTANDER SA VAR RT 03/24/28 DD 03/24/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,000,000
Investment assets (at fair value)	1,000,444
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF AMERICA CORP VAR RT 01/20/27 DD 01/20/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,190,000
Investment assets (at fair value)	2,191,088
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF AMERICA CORP VAR RT 01/24/29 DD 01/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,774,000
Investment assets (at fair value)	1,807,693
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF AMERICA CORP VAR RT 09/15/27 DD 09/15/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	300,000
Investment assets (at fair value)	303,890
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF MONTREAL VAR RT 01/22/27 DD 01/22/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,030,000
Investment assets (at fair value)	1,028,003
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF MONTREAL VAR RT 09/10/27 DD 09/10/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	100,000
Investment assets (at fair value)	100,280
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF NOVA SCOTIA/THE 4.750% 02/02/26 DD 02/02/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,625,000
Investment assets (at fair value)	$ 1,626,072
Interest rate	4.75%
Investment, Identifier [Axis]: Fixed Income Securities | BANK OF NOVA SCOTIA/THE 5.400% 06/04/27 DD 06/04/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 510,601
Interest rate	5.40%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2024-5YR11 5YR11 A3 5.893% 11/15/57 DD 11/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 350,000
Investment assets (at fair value)	$ 368,126
Interest rate	5.893%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2024-5YR9 5YR9 A3 5.614% 08/15/57 DD 08/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 525,000
Investment assets (at fair value)	$ 546,689
Interest rate	5.614%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2025-5YR14 5YR14 A3 5.646% 04/15/58 DD 04/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 525,000
Investment assets (at fair value)	$ 549,427
Interest rate	5.646%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2025-5YR16 5YR16 A3 5.282% 08/15/63 DD 08/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 300,000
Investment assets (at fair value)	$ 310,046
Interest rate	5.282%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2025-5YR17 5YR17 A3 5.225% 11/15/58 DD 10/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 600,000
Investment assets (at fair value)	$ 619,141
Interest rate	5.225%
Investment, Identifier [Axis]: Fixed Income Securities | BANK5 2025-5YR19 5YR19 A3 5.270% 12/15/58 DD 12/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 700,000
Investment assets (at fair value)	$ 723,843
Interest rate	5.27%
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS DRYROCK ISSUANCE 1 A 4.720% 02/15/29 DD 04/25/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 700,000
Investment assets (at fair value)	$ 701,628
Interest rate	4.72%
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS PLC VAR RT 03/12/28 DD 03/12/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 200,000
Investment assets (at fair value)	203,586
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS PLC VAR RT 05/09/27 DD 05/09/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,235,000
Investment assets (at fair value)	1,241,983
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS PLC VAR RT 09/10/28 DD 09/10/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	970,000
Investment assets (at fair value)	981,516
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS PLC VAR RT 09/13/27 DD 09/13/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	200,000
Investment assets (at fair value)	203,124
Investment, Identifier [Axis]: Fixed Income Securities | BARCLAYS PLC VAR RT 11/24/27 DD 11/24/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	764,000
Investment assets (at fair value)	751,697
Investment, Identifier [Axis]: Fixed Income Securities | BAT CAPITAL CORP 3.557% 08/15/27 DD 08/15/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,337,000
Investment assets (at fair value)	$ 1,326,922
Interest rate	3.557%
Investment, Identifier [Axis]: Fixed Income Securities | BENCHMARK 2021-B28 MORTGAGE TRUST B28 ASB 1.980% 08/15/54 DD 08/01/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 300,000
Investment assets (at fair value)	$ 281,551
Interest rate	1.98%
Investment, Identifier [Axis]: Fixed Income Securities | BENCHMARK 2024-V7 MORTGAGE TRUST V7 A3 VAR RT 05/15/56 DD 05/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 350,000
Investment assets (at fair value)	369,557
Investment, Identifier [Axis]: Fixed Income Securities | BENCHMARK 2024-V8 MORTGAGE TRUST V8 A3 VAR RT 07/15/57 DD 07/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	400,000
Investment assets (at fair value)	422,599
Investment, Identifier [Axis]: Fixed Income Securities | BFLD COMMERCIAL MORTGAGE 660F A 144A VAR RT 11/15/42 DD 10/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	650,000
Investment assets (at fair value)	651,828
Investment, Identifier [Axis]: Fixed Income Securities | BOEING CO/THE 2.750% 02/01/26 DD 11/02/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	490,000
Investment assets (at fair value)	$ 489,424
Interest rate	2.75%
Investment, Identifier [Axis]: Fixed Income Securities | BPCE SA 144A 3.250% 01/11/28 DD 01/11/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 365,000
Investment assets (at fair value)	$ 358,991
Interest rate	3.25%
Investment, Identifier [Axis]: Fixed Income Securities | BROADCOM INC 1.950% 02/15/28 DD 08/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 720,000
Investment assets (at fair value)	$ 691,292
Interest rate	1.95%
Investment, Identifier [Axis]: Fixed Income Securities | BROADCOM INC 5.050% 07/12/27 DD 07/12/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,670,000
Investment assets (at fair value)	$ 1,700,087
Interest rate	5.05%
Investment, Identifier [Axis]: Fixed Income Securities | BX TRUST 2021-BXMF BXMF A 144A VAR RT 10/15/26 DD 11/08/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 286,490
Investment assets (at fair value)	286,061
Investment, Identifier [Axis]: Fixed Income Securities | BX TRUST 2025-ROIC ROIC A 144A VAR RT 03/15/30 DD 02/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	747,086
Investment assets (at fair value)	746,153
Investment, Identifier [Axis]: Fixed Income Securities | CAMPBELL’S COMPANY/THE 2.375% 04/24/30 DD 04/24/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	755,000
Investment assets (at fair value)	$ 694,874
Interest rate	2.375%
Investment, Identifier [Axis]: Fixed Income Securities | CAMPBELL’S COMPANY/THE 5.200% 03/19/27 DD 03/21/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 495,000
Investment assets (at fair value)	$ 501,489
Interest rate	5.20%
Investment, Identifier [Axis]: Fixed Income Securities | CANADIAN IMPERIAL BANK OF COMMERCE 5.615% 07/17/26 DD 07/17/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 780,000
Investment assets (at fair value)	$ 787,148
Interest rate	5.615%
Investment, Identifier [Axis]: Fixed Income Securities | CAPITAL ONE FINANCIAL CORP VAR RT 05/10/28 DD 05/09/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 970,000
Investment assets (at fair value)	981,558
Investment, Identifier [Axis]: Fixed Income Securities | CARDINAL HEALTH INC 4.700% 11/15/26 DD 11/22/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,438,000
Investment assets (at fair value)	$ 1,447,293
Interest rate	4.70%
Investment, Identifier [Axis]: Fixed Income Securities | CARMAX AUTO OWNER TRUST 2 3 A3 4.350% 07/15/30 DD 07/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 504,406
Interest rate	4.35%
Investment, Identifier [Axis]: Fixed Income Securities | CARMAX AUTO OWNER TRUST 2 4 A3 5.340% 08/16/27 DD 10/31/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 120,020
Investment assets (at fair value)	$ 120,362
Interest rate	5.34%
Investment, Identifier [Axis]: Fixed Income Securities | CARMAX AUTO OWNER TRUST 3 A2A 5.210% 09/15/27 DD 07/30/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 111,739
Investment assets (at fair value)	$ 111,958
Interest rate	5.21%
Investment, Identifier [Axis]: Fixed Income Securities | CARVAL CLO XI C LTD 3A A1 144A VAR RT 10/20/37 DD 09/25/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,000,000
Investment assets (at fair value)	1,000,000
Investment, Identifier [Axis]: Fixed Income Securities | CARVANA AUTO RECEIVABLES P4 A2 4.190% 03/12/29 DD 11/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	500,000
Investment assets (at fair value)	$ 500,917
Interest rate	4.19%
Investment, Identifier [Axis]: Fixed Income Securities | CARVANA AUTO RECEIVABLES P4 A3 4.640% 01/10/30 DD 12/17/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 503,046
Interest rate	4.64%
Investment, Identifier [Axis]: Fixed Income Securities | CATERPILLAR FINANCIAL SERVICES 4.800% 01/06/26 DD 01/06/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 910,000
Investment assets (at fair value)	$ 910,082
Interest rate	4.80%
Investment, Identifier [Axis]: Fixed Income Securities | CHASE MORTGAGE FINANCE A1 1A1 VAR RT 02/25/37 DD 02/01/07
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,611
Investment assets (at fair value)	6,650
Investment, Identifier [Axis]: Fixed Income Securities | CITIBANK NA 4.929% 08/06/26 DD 08/06/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	300,000
Investment assets (at fair value)	$ 301,582
Interest rate	4.929%
Investment, Identifier [Axis]: Fixed Income Securities | CITIBANK NA 5.438% 04/30/26 DD 04/30/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 400,000
Investment assets (at fair value)	$ 401,528
Interest rate	5.438%
Investment, Identifier [Axis]: Fixed Income Securities | CITIBANK NA 5.488% 12/04/26 DD 12/04/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 250,000
Investment assets (at fair value)	$ 253,320
Interest rate	5.488%
Investment, Identifier [Axis]: Fixed Income Securities | CITIBANK NA VAR RT 11/19/27 DD 11/19/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 860,000
Investment assets (at fair value)	866,256
Investment, Identifier [Axis]: Fixed Income Securities | CITIGROUP INC VAR RT 03/04/29 DD 03/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,627,000
Investment assets (at fair value)	1,650,787
Investment, Identifier [Axis]: Fixed Income Securities | CITIGROUP INC VAR RT 06/09/27 DD 06/09/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	895,000
Investment assets (at fair value)	884,773
Investment, Identifier [Axis]: Fixed Income Securities | CITIGROUP INC VAR RT 07/24/28 DD 07/24/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	259,000
Investment assets (at fair value)	257,384
Investment, Identifier [Axis]: Fixed Income Securities | CITIGROUP INC VAR RT 10/27/28 DD 10/27/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	710,000
Investment assets (at fair value)	703,765
Investment, Identifier [Axis]: Fixed Income Securities | COMM 2024-277P MOR 277P A 144A 6.338% 08/10/44 DD 08/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	450,000
Investment assets (at fair value)	$ 474,301
Interest rate	6.338%
Investment, Identifier [Axis]: Fixed Income Securities | COREBRIDGE GLOBAL FUNDING 144A 4.250% 08/21/28 DD 08/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 690,000
Investment assets (at fair value)	$ 691,999
Interest rate	4.25%
Investment, Identifier [Axis]: Fixed Income Securities | CROWN CASTLE INC 4.800% 09/01/28 DD 04/26/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 965,000
Investment assets (at fair value)	$ 979,347
Interest rate	4.80%
Investment, Identifier [Axis]: Fixed Income Securities | CVS HEALTH CORP 5.000% 02/20/26 DD 02/21/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 760,000
Investment assets (at fair value)	$ 760,290
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | DELL INTERNATIONAL LLC / EMC C 6.020% 06/15/26 DD 06/15/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 78,000
Investment assets (at fair value)	$ 78,341
Interest rate	6.02%
Investment, Identifier [Axis]: Fixed Income Securities | DEUTSCHE BANK AG/NEW YORK NY VAR RT 01/10/29 DD 01/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 612,000
Investment assets (at fair value)	624,752
Investment, Identifier [Axis]: Fixed Income Securities | DIAMONDBACK ENERGY INC 5.200% 04/18/27 DD 04/18/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	825,000
Investment assets (at fair value)	$ 837,004
Interest rate	5.20%
Investment, Identifier [Axis]: Fixed Income Securities | DOMINION ENERGY INC 4.600% 05/15/28 DD 05/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 444,000
Investment assets (at fair value)	$ 449,381
Interest rate	4.60%
Investment, Identifier [Axis]: Fixed Income Securities | DRYDEN 80 CLO LTD 80A ARR 144A VAR RT 01/17/33 DD 09/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,367,709
Investment assets (at fair value)	1,367,709
Investment, Identifier [Axis]: Fixed Income Securities | ECMC GROUP STUDENT LOAN 2A A 144A VAR RT 09/25/68 DD 10/10/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	351,231
Investment assets (at fair value)	348,675
Investment, Identifier [Axis]: Fixed Income Securities | EXETER AUTOMOBILE RECEIVABLES 1A A2 4.700% 09/15/27 DD 01/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	26,856
Investment assets (at fair value)	$ 26,860
Interest rate	4.70%
Investment, Identifier [Axis]: Fixed Income Securities | EXETER AUTOMOBILE RECEIVABLES 1A A3 4.670% 08/15/28 DD 01/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 150,000
Investment assets (at fair value)	$ 150,264
Interest rate	4.67%
Investment, Identifier [Axis]: Fixed Income Securities | EXETER SELECT AUTOMOBILE 2 A2 4.540% 06/15/29 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 486,194
Investment assets (at fair value)	$ 487,848
Interest rate	4.54%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 3179 FP VAR RT 07/15/36 DD 07/15/06
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,299
Investment assets (at fair value)	2,280
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4594 PA 3.000% 11/15/44 DD 06/01/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	91,153
Investment assets (at fair value)	$ 88,527
Interest rate	3.00%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4604 HA 2.500% 05/15/45 DD 08/01/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 95,475
Investment assets (at fair value)	$ 89,910
Interest rate	2.50%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4709 EA 3.000% 01/15/46 DD 08/01/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,176
Investment assets (at fair value)	$ 97,439
Interest rate	3.00%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4718 DA 3.000% 02/15/47 DD 09/01/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 92,595
Investment assets (at fair value)	$ 87,552
Interest rate	3.00%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4839 A 4.000% 04/15/51 DD 10/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,342,763
Investment assets (at fair value)	$ 2,261,242
Interest rate	4.00%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 4874 AT 3.000% 09/15/48 DD 03/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 106,171
Investment assets (at fair value)	$ 96,032
Interest rate	3.00%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 5473 FA VAR RT 11/25/54 DD 10/25/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 384,049
Investment assets (at fair value)	384,790
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 5495 AF VAR RT 01/25/55 DD 12/25/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81,938
Investment assets (at fair value)	82,198
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 5517 MF VAR RT 03/25/55 DD 02/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	359,131
Investment assets (at fair value)	360,738
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 5564 PF VAR RT 08/25/55 DD 07/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	883,136
Investment assets (at fair value)	887,256
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG 5565 FA VAR RT 08/25/55 DD 07/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	567,240
Investment assets (at fair value)	569,486
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS MTG Q034 APT2 VAR RT 07/25/54 DD 06/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	488,448
Investment assets (at fair value)	475,757
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC MULTICLASS STRIP 278 F1 VAR RT 09/15/42 DD 09/15/12
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	31,100
Investment assets (at fair value)	30,712
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC POOL #SD-8475 5.500% 10/01/54 DD 10/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,188,810
Investment assets (at fair value)	$ 2,221,242
Interest rate	5.50%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC POOL #SL-3027 5.500% 01/01/55 DD 10/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,333,919
Investment assets (at fair value)	$ 2,392,012
Interest rate	5.50%
Investment, Identifier [Axis]: Fixed Income Securities | FHLMC POOL #SL-3113 5.500% 07/01/55 DD 10/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,394,031
Investment assets (at fair value)	$ 2,433,177
Interest rate	5.50%
Investment, Identifier [Axis]: Fixed Income Securities | FIFTH THIRD BANCORP VAR RT 10/27/28 DD 10/27/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,095,000
Investment assets (at fair value)	1,139,324
Investment, Identifier [Axis]: Fixed Income Securities | FISERV INC 5.375% 08/21/28 DD 08/21/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	950,000
Investment assets (at fair value)	$ 974,480
Interest rate	5.375%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA GTD REMIC P/T 06-30 KF VAR RT 05/25/36 DD 04/25/06
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,928
Investment assets (at fair value)	10,853
Investment, Identifier [Axis]: Fixed Income Securities | FNMA GTD REMIC P/T 15-92 PA 2.500% 12/25/41 DD 11/01/15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	32,864
Investment assets (at fair value)	$ 30,973
Interest rate	2.50%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA GTD REMIC P/T 18-27 WF VAR RT 05/25/58 DD 04/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 317,717
Investment assets (at fair value)	312,405
Investment, Identifier [Axis]: Fixed Income Securities | FNMA GTD REMIC P/T 24-104 FA VAR RT 01/25/55 DD 12/25/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	81,776
Investment assets (at fair value)	81,986
Investment, Identifier [Axis]: Fixed Income Securities | FNMA GTD REMIC P/T 25-4 FB VAR RT 12/25/53 DD 01/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	612,244
Investment assets (at fair value)	614,358
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0555678 5.000% 08/01/33 DD 07/01/03
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	198,470
Investment assets (at fair value)	$ 201,261
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0735676 5.000% 07/01/35 DD 06/01/05
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,396
Investment assets (at fair value)	$ 69,497
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0AB0130 5.000% 05/01/38 DD 05/01/09
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 20,715
Investment assets (at fair value)	$ 21,048
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0AL1674 VAR RT 05/01/42 DD 05/01/12
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,068
Investment assets (at fair value)	9,478
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0AL5548 VAR RT 05/01/38 DD 07/01/14
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,951
Investment assets (at fair value)	19,731
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0BL6406 1.630% 05/01/27 DD 06/01/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	600,000
Investment assets (at fair value)	$ 582,329
Interest rate	1.63%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0BM2007 4.000% 09/01/48 DD 08/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 101,371
Investment assets (at fair value)	$ 98,081
Interest rate	4.00%
Investment, Identifier [Axis]: Fixed Income Securities | FNMA POOL #0BN5342 4.000% 03/01/49 DD 03/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 129,651
Investment assets (at fair value)	$ 125,278
Interest rate	4.00%
Investment, Identifier [Axis]: Fixed Income Securities | FORD CREDIT AUTO LEASE TRUST A A3 4.720% 06/15/28 DD 01/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,225,000
Investment assets (at fair value)	$ 1,235,332
Interest rate	4.72%
Investment, Identifier [Axis]: Fixed Income Securities | FORD CREDIT AUTO LEASE TRUST B A2B VAR RT 02/15/27 DD 07/23/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 89,911
Investment assets (at fair value)	89,915
Investment, Identifier [Axis]: Fixed Income Securities | FORD MOTOR CREDIT CO LLC 5.850% 05/17/27 DD 05/17/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	425,000
Investment assets (at fair value)	$ 431,511
Interest rate	5.85%
Investment, Identifier [Axis]: Fixed Income Securities | GE HEALTHCARE TECHNOLOGIES INC 5.650% 11/15/27 DD 05/15/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 800,000
Investment assets (at fair value)	$ 823,719
Interest rate	5.65%
Investment, Identifier [Axis]: Fixed Income Securities | GENERAL MOTORS CO 5.350% 04/15/28 DD 05/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,121,000
Investment assets (at fair value)	$ 1,148,602
Interest rate	5.35%
Investment, Identifier [Axis]: Fixed Income Securities | GENERAL MOTORS FINANCIAL CO INC 5.800% 06/23/28 DD 06/23/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 945,000
Investment assets (at fair value)	$ 979,527
Interest rate	5.80%
Investment, Identifier [Axis]: Fixed Income Securities | GLENCORE FUNDING LLC 144A 4.907% 04/01/28 DD 04/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,238,000
Investment assets (at fair value)	$ 1,259,008
Interest rate	4.907%
Investment, Identifier [Axis]: Fixed Income Securities | GLOBAL PAYMENTS INC 3.200% 08/15/29 DD 08/14/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 520,000
Investment assets (at fair value)	$ 496,217
Interest rate	3.20%
Investment, Identifier [Axis]: Fixed Income Securities | GM FINANCIAL AUTOMOBILE LEASE 1 A3 4.660% 02/21/28 DD 02/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 504,105
Interest rate	4.66%
Investment, Identifier [Axis]: Fixed Income Securities | GM FINANCIAL AUTOMOBILE LEASE 1 A3 5.090% 03/22/27 DD 02/15/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 380,803
Investment assets (at fair value)	$ 381,664
Interest rate	5.09%
Investment, Identifier [Axis]: Fixed Income Securities | GM FINANCIAL CONSUMER AUTOMOBILE 1 A3 4.620% 12/17/29 DD 01/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 800,000
Investment assets (at fair value)	$ 808,259
Interest rate	4.62%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 16-H20 FG VAR RT 08/20/66 DD 09/20/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,493
Investment assets (at fair value)	1,497
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 17-H05 FC VAR RT 02/20/67 DD 02/20/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	373,281
Investment assets (at fair value)	374,406
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 18-H15 FG VAR RT 08/20/68 DD 09/20/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	40,110
Investment assets (at fair value)	40,356
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 19-H20 F VAR RT 12/20/69 DD 12/20/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	381,702
Investment assets (at fair value)	384,887
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 24-H04 FA VAR RT 02/20/74 DD 03/20/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	546,378
Investment assets (at fair value)	545,741
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 24-H07 FC VAR RT 02/20/74 DD 04/20/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	297,571
Investment assets (at fair value)	297,466
Investment, Identifier [Axis]: Fixed Income Securities | GNMA GTD REMIC P/T 25-204 FH VAR RT 12/20/55 DD 12/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,300,000
Investment assets (at fair value)	1,301,772
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA1376 4.000% 10/20/43 DD 10/01/13
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	175,991
Investment assets (at fair value)	$ 170,733
Interest rate	4.00%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5332 5.000% 07/20/48 DD 07/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 346,721
Investment assets (at fair value)	$ 351,708
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5530 5.000% 10/20/48 DD 10/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 184,893
Investment assets (at fair value)	$ 188,354
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5596 4.500% 11/20/48 DD 11/01/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 15,325
Investment assets (at fair value)	$ 15,205
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5711 4.500% 01/20/49 DD 01/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,451
Investment assets (at fair value)	$ 8,389
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5764 4.500% 02/20/49 DD 02/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 33,703
Investment assets (at fair value)	$ 33,433
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5818 4.500% 03/20/49 DD 03/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 44,961
Investment assets (at fair value)	$ 44,600
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5819 5.000% 03/20/49 DD 03/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 15,973
Investment assets (at fair value)	$ 16,228
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5877 4.500% 04/20/49 DD 04/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,043
Investment assets (at fair value)	$ 65,767
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5987 4.500% 06/20/49 DD 06/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 22,908
Investment assets (at fair value)	$ 22,813
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | GNMA II POOL #0MA5988 5.000% 06/20/49 DD 06/01/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 485,867
Investment assets (at fair value)	$ 494,045
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | GOLUB CAPITAL PARTNERS 74A A 144A VAR RT 07/25/37 DD 06/20/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 825,000
Investment assets (at fair value)	825,000
Investment, Identifier [Axis]: Fixed Income Securities | HCA INC 5.000% 03/01/28 DD 02/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	680,000
Investment assets (at fair value)	$ 692,867
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | HCA INC 5.625% 09/01/28 DD 08/23/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 375,000
Investment assets (at fair value)	$ 386,951
Interest rate	5.625%
Investment, Identifier [Axis]: Fixed Income Securities | HSBC HOLDINGS PLC VAR RT 03/03/29 DD 03/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 485,000
Investment assets (at fair value)	492,221
Investment, Identifier [Axis]: Fixed Income Securities | HUDSON YARDS 2025- SPRL A 144A VAR RT 01/13/40 DD 01/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	525,000
Investment assets (at fair value)	544,672
Investment, Identifier [Axis]: Fixed Income Securities | HYUNDAI AUTO RECEIVABLES A A3 4.990% 02/15/29 DD 03/20/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	698,189
Investment assets (at fair value)	$ 704,168
Interest rate	4.99%
Investment, Identifier [Axis]: Fixed Income Securities | IMPERIAL BRANDS FINANCE PLC 144A 4.500% 06/30/28 DD 07/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 975,000
Investment assets (at fair value)	$ 983,164
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | INTERNATIONAL BUSINESS MACHINE 4.650% 02/10/28 DD 02/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 600,000
Investment assets (at fair value)	$ 608,936
Interest rate	4.65%
Investment, Identifier [Axis]: Fixed Income Securities | INTERNATIONAL FLAVORS & FRAGRANCES 4.450% 09/26/28 DD 09/26/18
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 875,000
Investment assets (at fair value)	$ 881,409
Interest rate	4.45%
Investment, Identifier [Axis]: Fixed Income Securities | JPMORGAN CHASE & CO VAR RT 01/23/28 DD 01/23/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 555,000
Investment assets (at fair value)	560,794
Investment, Identifier [Axis]: Fixed Income Securities | JPMORGAN CHASE & CO VAR RT 01/24/29 DD 01/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,579,000
Investment assets (at fair value)	1,608,870
Investment, Identifier [Axis]: Fixed Income Securities | JPMORGAN CHASE & CO VAR RT 09/22/27 DD 09/22/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	875,000
Investment assets (at fair value)	859,082
Investment, Identifier [Axis]: Fixed Income Securities | KRE COMMERCIAL MORTGAGE AIP4 A 144A VAR RT 03/15/42 DD 03/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	700,000
Investment assets (at fair value)	699,126
Investment, Identifier [Axis]: Fixed Income Securities | M&T BANK AUTO RECEIVABLE 1A A2A 144A 4.630% 05/15/28 DD 02/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	712,101
Investment assets (at fair value)	$ 713,736
Interest rate	4.63%
Investment, Identifier [Axis]: Fixed Income Securities | MANUFACTURERS & TRADERS TRUST VAR RT 07/06/28 DD 06/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 837,000
Investment assets (at fair value)	844,712
Investment, Identifier [Axis]: Fixed Income Securities | MARS INC 144A 4.600% 03/01/28 DD 03/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,872,000
Investment assets (at fair value)	$ 1,898,144
Interest rate	4.60%
Investment, Identifier [Axis]: Fixed Income Securities | MASSACHUSETTS EDUCATIONAL 1 A1 VAR RT 04/25/38 DD 07/02/08
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 53,794
Investment assets (at fair value)	53,938
Investment, Identifier [Axis]: Fixed Income Securities | MERCEDES-BENZ AUTOMOBILE LEASE A A3 5.320% 01/18/28 DD 05/23/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	450,000
Investment assets (at fair value)	$ 454,374
Interest rate	5.32%
Investment, Identifier [Axis]: Fixed Income Securities | MERRILL LYNCH MORTGAGE INVESTORS E A1 VAR RT 11/25/29 DD 09/23/04
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 26,089
Investment assets (at fair value)	22,922
Investment, Identifier [Axis]: Fixed Income Securities | MITSUBISHI UFJ FINANCIAL GROUP VAR RT 07/20/27 DD 07/20/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	490,000
Investment assets (at fair value)	483,163
Investment, Identifier [Axis]: Fixed Income Securities | MIZUHO BANK LTD/NEW YORK NY VAR RT 06/02/26 DD 11/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,500,000
Investment assets (at fair value)	1,500,000
Investment, Identifier [Axis]: Fixed Income Securities | MONDELEZ INTERNATIONAL INC 4.250% 05/06/28 DD 05/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	994,000
Investment assets (at fair value)	$ 999,586
Interest rate	4.25%
Investment, Identifier [Axis]: Fixed Income Securities | MORGAN STANLEY BANK NA 5.882% 10/30/26 DD 11/01/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 600,000
Investment assets (at fair value)	$ 609,032
Interest rate	5.882%
Investment, Identifier [Axis]: Fixed Income Securities | MORGAN STANLEY MORTGAGE 11AR 1A1 VAR RT 01/25/35 DD 12/29/04
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 33,846
Investment assets (at fair value)	32,357
Investment, Identifier [Axis]: Fixed Income Securities | MORGAN STANLEY VAR RT 01/21/28 DD 01/24/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,000,000
Investment assets (at fair value)	983,757
Investment, Identifier [Axis]: Fixed Income Securities | MORGAN STANLEY VAR RT 01/28/27 DD 01/19/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,254,000
Investment assets (at fair value)	2,255,557
Investment, Identifier [Axis]: Fixed Income Securities | MORGAN STANLEY VAR RT 04/12/29 DD 04/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	871,000
Investment assets (at fair value)	888,527
Investment, Identifier [Axis]: Fixed Income Securities | MPLX LP 1.750% 03/01/26 DD 08/18/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	575,000
Investment assets (at fair value)	$ 572,734
Interest rate	1.75%
Investment, Identifier [Axis]: Fixed Income Securities | NATIONAL BK KUWAIT C/D 4.170% 03/17/26 DD 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,308,000
Investment assets (at fair value)	$ 1,308,043
Interest rate	4.17%
Investment, Identifier [Axis]: Fixed Income Securities | NEXTERA ENERGY CAPITAL HOLDING 1.875% 01/15/27 DD 12/13/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 274,000
Investment assets (at fair value)	$ 268,226
Interest rate	1.875%
Investment, Identifier [Axis]: Fixed Income Securities | NEXTERA ENERGY CAPITAL HOLDING 4.625% 07/15/27 DD 06/23/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 810,000
Investment assets (at fair value)	$ 818,805
Interest rate	4.625%
Investment, Identifier [Axis]: Fixed Income Securities | NISOURCE INC 3.490% 05/15/27 DD 05/22/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 112,000
Investment assets (at fair value)	$ 111,289
Interest rate	3.49%
Investment, Identifier [Axis]: Fixed Income Securities | NTT FINANCE CORP 144A 4.620% 07/16/28 DD 07/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 970,000
Investment assets (at fair value)	$ 983,230
Interest rate	4.62%
Investment, Identifier [Axis]: Fixed Income Securities | NXP BV / NXP FUNDING LLC / NXP 3.875% 06/18/26 DD 12/18/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 499,460
Interest rate	3.875%
Investment, Identifier [Axis]: Fixed Income Securities | NXP BV / NXP FUNDING LLC / NXP 4.400% 06/01/27 DD 05/16/22
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 340,000
Investment assets (at fair value)	$ 341,518
Interest rate	4.40%
Investment, Identifier [Axis]: Fixed Income Securities | ORACLE CORP 2.300% 03/25/28 DD 03/24/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,412,000
Investment assets (at fair value)	$ 2,300,762
Interest rate	2.30%
Investment, Identifier [Axis]: Fixed Income Securities | O’REILLY AUTOMOTIVE INC 5.750% 11/20/26 DD 11/20/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,495,000
Investment assets (at fair value)	$ 1,515,208
Interest rate	5.75%
Investment, Identifier [Axis]: Fixed Income Securities | PARK BLUE CLO 2024- 5A A1 144A VAR RT 07/25/37 DD 06/27/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 700,000
Investment assets (at fair value)	700,000
Investment, Identifier [Axis]: Fixed Income Securities | PENSKE TRUCK LEASING CO LP 144A 5.250% 07/01/29 DD 06/21/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	830,000
Investment assets (at fair value)	$ 853,337
Interest rate	5.25%
Investment, Identifier [Axis]: Fixed Income Securities | PENSKE TRUCK LEASING CO LP 144A 5.350% 01/12/27 DD 01/12/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 215,000
Investment assets (at fair value)	$ 217,468
Interest rate	5.35%
Investment, Identifier [Axis]: Fixed Income Securities | PNC FINANCIAL SERVICES GROUP INC VAR RT 01/26/27 DD 01/24/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 935,000
Investment assets (at fair value)	935,379
Investment, Identifier [Axis]: Fixed Income Securities | PROTECTIVE LIFE GLOBAL FUND 144A 5.209% 04/14/26 DD 04/14/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	2,150,000
Investment assets (at fair value)	$ 2,156,498
Interest rate	5.209%
Investment, Identifier [Axis]: Fixed Income Securities | QUANTA SERVICES INC 4.750% 08/09/27 DD 08/09/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,419,000
Investment assets (at fair value)	$ 1,436,450
Interest rate	4.75%
Investment, Identifier [Axis]: Fixed Income Securities | RAD CLO 25 LTD 25A A1 144A VAR RT 07/20/37 DD 06/27/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 825,000
Investment assets (at fair value)	825,000
Investment, Identifier [Axis]: Fixed Income Securities | REVVITY INC 1.900% 09/15/28 DD 09/10/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	355,000
Investment assets (at fair value)	$ 333,965
Interest rate	1.90%
Investment, Identifier [Axis]: Fixed Income Securities | RIO TINTO FINANCE USA PLC 4.500% 03/14/28 DD 03/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 783,000
Investment assets (at fair value)	$ 792,268
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | ROCHE HOLDINGS INC 144A 5.265% 11/13/26 DD 11/13/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 495,000
Investment assets (at fair value)	$ 500,536
Interest rate	5.265%
Investment, Identifier [Axis]: Fixed Income Securities | ROCK TRUST 2024-CN CNTR A 144A 5.388% 11/13/41 DD 10/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 750,000
Investment assets (at fair value)	$ 771,003
Interest rate	5.388%
Investment, Identifier [Axis]: Fixed Income Securities | ROYAL BANK OF CANADA VAR RT 07/23/27 DD 07/23/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	502,775
Investment, Identifier [Axis]: Fixed Income Securities | ROYAL BANK OF CANADA VAR RT 08/06/29 DD 08/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,095,000
Investment assets (at fair value)	1,105,945
Investment, Identifier [Axis]: Fixed Income Securities | ROYAL BANK OF CANADA VAR RT 10/18/28 DD 10/18/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,880,000
Investment assets (at fair value)	1,898,623
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 1 A2 4.760% 08/16/27 DD 01/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,845
Investment assets (at fair value)	$ 28,851
Interest rate	4.76%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 1 A3 4.740% 01/16/29 DD 01/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 400,000
Investment assets (at fair value)	$ 400,870
Interest rate	4.74%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 1 A3 5.250% 04/17/28 DD 01/18/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 79,292
Investment assets (at fair value)	$ 79,342
Interest rate	5.25%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 2 A3 4.670% 08/15/29 DD 03/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 502,738
Interest rate	4.67%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 3 A2 4.630% 10/16/28 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 431,941
Investment assets (at fair value)	$ 433,260
Interest rate	4.63%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 3 A3 4.380% 01/15/30 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 500,000
Investment assets (at fair value)	$ 502,428
Interest rate	4.38%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER DRIVE AUTO RECEIVABLES 6 A3 5.930% 07/17/28 DD 11/21/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 211,065
Investment assets (at fair value)	$ 211,715
Interest rate	5.93%
Investment, Identifier [Axis]: Fixed Income Securities | SANTANDER UK GROUP HOLDINGS PLC VAR RT 09/11/30 DD 09/11/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 685,000
Investment assets (at fair value)	693,533
Investment, Identifier [Axis]: Fixed Income Securities | SBA GTD PARTN CTFS 2008-20G 1 5.870% 07/01/28 DD 07/16/08
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	6,269
Investment assets (at fair value)	$ 6,330
Interest rate	5.87%
Investment, Identifier [Axis]: Fixed Income Securities | SFS AUTO RECEIVABLE 1A A2 144A 4.650% 05/22/28 DD 02/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 368,353
Investment assets (at fair value)	$ 368,917
Interest rate	4.65%
Investment, Identifier [Axis]: Fixed Income Securities | SOLVENTUM CORP 5.450% 02/25/27 DD 08/25/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 253,000
Investment assets (at fair value)	$ 256,661
Interest rate	5.45%
Investment, Identifier [Axis]: Fixed Income Securities | SOUTHERN CALIFORNIA EDISON CO 4.400% 09/06/26 DD 09/06/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Investment assets (at fair value)	$ 100,165
Interest rate	4.40%
Investment, Identifier [Axis]: Fixed Income Securities | SOUTHERN CALIFORNIA EDISON CO 4.875% 02/01/27 DD 01/11/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 200,000
Investment assets (at fair value)	$ 201,309
Interest rate	4.875%
Investment, Identifier [Axis]: Fixed Income Securities | SOUTHERN CALIFORNIA EDISON CO 5.350% 03/01/26 DD 03/01/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 200,000
Investment assets (at fair value)	$ 200,357
Interest rate	5.35%
Investment, Identifier [Axis]: Fixed Income Securities | STELLANTIS FINANCIAL BANK A3 144A 4.270% 01/22/29 DD 08/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 250,000
Investment assets (at fair value)	$ 251,523
Interest rate	4.27%
Investment, Identifier [Axis]: Fixed Income Securities | SUMITOMO MITSUI FINANCIAL GROUP 2.632% 07/14/26 DD 07/14/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,750,000
Investment assets (at fair value)	$ 1,737,833
Interest rate	2.632%
Investment, Identifier [Axis]: Fixed Income Securities | SYNCHRONY CARD FUNDING LLC A2 A 4.930% 07/15/30 DD 07/30/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 700,000
Investment assets (at fair value)	$ 711,372
Interest rate	4.93%
Investment, Identifier [Axis]: Fixed Income Securities | SYNOPSYS INC 4.650% 04/01/28 DD 03/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 564,000
Investment assets (at fair value)	$ 571,710
Interest rate	4.65%
Investment, Identifier [Axis]: Fixed Income Securities | T-MOBILE USA INC 2.250% 02/15/26 DD 01/14/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 425,000
Investment assets (at fair value)	$ 424,029
Interest rate	2.25%
Investment, Identifier [Axis]: Fixed Income Securities | T-MOBILE USA INC 2.625% 04/15/26 DD 03/23/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 992,000
Investment assets (at fair value)	$ 988,073
Interest rate	2.625%
Investment, Identifier [Axis]: Fixed Income Securities | T-MOBILE USA INC 3.750% 04/15/27 DD 04/15/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 475,000
Investment assets (at fair value)	$ 473,567
Interest rate	3.75%
Investment, Identifier [Axis]: Fixed Income Securities | TESLA AUTO LEASE TRUST A A3 144A 5.300% 06/21/27 DD 03/13/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 171,708
Investment assets (at fair value)	$ 172,265
Interest rate	5.30%
Investment, Identifier [Axis]: Fixed Income Securities | THERMO FISHER SCIENTIFIC INC 5.000% 12/05/26 DD 12/05/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 825,000
Investment assets (at fair value)	$ 833,134
Interest rate	5.00%
Investment, Identifier [Axis]: Fixed Income Securities | TORONTO-DOMINION BANK/THE 4.861% 01/31/28 DD 01/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,277,000
Investment assets (at fair value)	$ 1,298,283
Interest rate	4.861%
Investment, Identifier [Axis]: Fixed Income Securities | TORONTO-DOMINION BANK/THE 5.103% 01/09/26 DD 01/10/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 915,000
Investment assets (at fair value)	$ 915,120
Interest rate	5.103%
Investment, Identifier [Axis]: Fixed Income Securities | TOYOTA AUTO RECEIVABLES 2 A A3 4.630% 09/15/27 DD 01/30/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 171,213
Investment assets (at fair value)	$ 171,607
Interest rate	4.63%
Investment, Identifier [Axis]: Fixed Income Securities | TRESTLES CLO VII LT 7A A1 144A VAR RT 10/25/37 DD 09/06/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,300,000
Investment assets (at fair value)	1,300,000
Investment, Identifier [Axis]: Fixed Income Securities | TRINITAS CLO XXX L 30A A1 144A VAR RT 10/23/37 DD 09/20/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	800,000
Investment assets (at fair value)	800,000
Investment, Identifier [Axis]: Fixed Income Securities | TRUIST FINANCIAL CORP VAR RT 01/24/35 DD 01/24/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	820,000
Investment assets (at fair value)	864,325
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 0.500% 02/28/26 DD 02/28/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	4,580,000
Investment assets (at fair value)	$ 4,556,146
Interest rate	0.50%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 0.500% 04/30/27 DD 04/30/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 630,000
Investment assets (at fair value)	$ 605,784
Interest rate	0.50%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 0.625% 05/15/30 DD 05/15/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,280,000
Investment assets (at fair value)	$ 1,124,200
Interest rate	0.625%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 0.625% 08/15/30 DD 08/15/20
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,830,000
Investment assets (at fair value)	$ 7,690,378
Interest rate	0.625%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 0.750% 04/30/26 DD 04/30/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,470,000
Investment assets (at fair value)	$ 2,447,365
Interest rate	0.75%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 1.000% 07/31/28 DD 07/31/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,150,000
Investment assets (at fair value)	$ 1,079,338
Interest rate	1.00%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 1.125% 02/29/28 DD 02/28/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,130,000
Investment assets (at fair value)	$ 2,026,246
Interest rate	1.125%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 1.250% 06/30/28 DD 06/30/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,010,000
Investment assets (at fair value)	$ 4,742,865
Interest rate	1.25%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 1.375% 08/31/26 DD 08/31/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,670,000
Investment assets (at fair value)	$ 8,547,739
Interest rate	1.375%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 3.500% 04/30/30 DD 04/30/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 850,000
Investment assets (at fair value)	$ 844,521
Interest rate	3.50%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 3.750% 05/31/30 DD 05/31/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 510,000
Investment assets (at fair value)	$ 511,673
Interest rate	3.75%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 3.750% 06/30/30 DD 06/30/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 750,000
Investment assets (at fair value)	$ 752,402
Interest rate	3.75%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.000% 05/31/30 DD 05/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 860,000
Investment assets (at fair value)	$ 871,657
Interest rate	4.00%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.125% 03/31/31 DD 03/31/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 480,000
Investment assets (at fair value)	$ 488,663
Interest rate	4.125%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.125% 03/31/32 DD 03/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,040,000
Investment assets (at fair value)	$ 1,055,681
Interest rate	4.125%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.125% 05/31/32 DD 05/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 970,000
Investment assets (at fair value)	$ 984,095
Interest rate	4.125%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.125% 11/30/31 DD 11/30/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,170,000
Investment assets (at fair value)	$ 1,189,104
Interest rate	4.125%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.250% 06/30/31 DD 06/30/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,940,000
Investment assets (at fair value)	$ 1,986,151
Interest rate	4.25%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.375% 05/15/34 DD 05/15/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,310,000
Investment assets (at fair value)	$ 5,436,527
Interest rate	4.375%
Investment, Identifier [Axis]: Fixed Income Securities | U S TREASURY NOTE 4.500% 07/15/26 DD 07/15/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 3,150,000
Investment assets (at fair value)	$ 3,166,156
Interest rate	4.50%
Investment, Identifier [Axis]: Fixed Income Securities | UBS AG/STAMFORD CT VAR RT 01/10/28 DD 01/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 885,000
Investment assets (at fair value)	892,507
Investment, Identifier [Axis]: Fixed Income Securities | UNITEDHEALTH GROUP INC 4.600% 04/15/27 DD 03/21/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	830,000
Investment assets (at fair value)	$ 837,055
Interest rate	4.60%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.125% 07/15/26 DD 07/15/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 135,827
Investment assets (at fair value)	$ 135,042
Interest rate	0.125%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.250% 07/15/29 DD 07/15/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 407,302
Investment assets (at fair value)	$ 392,741
Interest rate	0.25%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.375% 07/15/27 DD 07/15/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 159,715
Investment assets (at fair value)	$ 157,900
Interest rate	0.375%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.625% 01/15/26 DD 01/15/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 137,021
Investment assets (at fair value)	$ 136,700
Interest rate	0.625%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.750% 02/15/45 DD 02/15/15
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 193,565
Investment assets (at fair value)	$ 141,383
Interest rate	0.75%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 0.875% 02/15/47 DD 02/15/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 26,975
Investment assets (at fair value)	$ 19,487
Interest rate	0.875%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 1.375% 02/15/44 DD 02/15/14
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 181,607
Investment assets (at fair value)	$ 152,312
Interest rate	1.375%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 1.875% 07/15/35 DD 07/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,013,950
Investment assets (at fair value)	$ 1,012,890
Interest rate	1.875%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 2.500% 01/15/29 DD 01/15/09
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 424,600
Investment assets (at fair value)	$ 438,544
Interest rate	2.50%
Investment, Identifier [Axis]: Fixed Income Securities | US TREAS-CPI INFLAT 3.375% 04/15/32 DD 10/15/01
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 18,342
Investment assets (at fair value)	$ 20,271
Interest rate	3.375%
Investment, Identifier [Axis]: Fixed Income Securities | VENTURE 38 CLO LT 38A ARR 144A VAR RT 07/30/32 DD 03/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 194,589
Investment assets (at fair value)	194,589
Investment, Identifier [Axis]: Fixed Income Securities | VERALTO CORP 5.500% 09/18/26 DD 03/18/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,668,000
Investment assets (at fair value)	$ 1,682,215
Interest rate	5.50%
Investment, Identifier [Axis]: Fixed Income Securities | VERIZON COMMUNICATIONS INC 4.125% 03/16/27 DD 03/16/17
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 942,000
Investment assets (at fair value)	$ 944,329
Interest rate	4.125%
Investment, Identifier [Axis]: Fixed Income Securities | VOLKSWAGEN AUTO LEASE TRUST A A2A 5.400% 12/21/26 DD 03/27/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 83,673
Investment assets (at fair value)	$ 83,756
Interest rate	5.40%
Investment, Identifier [Axis]: Fixed Income Securities | VW CREDIT INC DISC 04/06/26
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,500,000
Investment assets (at fair value)	1,476,253
Investment, Identifier [Axis]: Fixed Income Securities | WAMU MORTGAGE PASS-THROUGH AR13 A1A VAR RT 11/25/34 DD 11/23/04
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	57,469
Investment assets (at fair value)	57,072
Investment, Identifier [Axis]: Fixed Income Securities | WELLS FARGO & CO VAR RT 06/17/27 DD 06/17/19
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,295,000
Investment assets (at fair value)	1,289,862
Investment, Identifier [Axis]: Fixed Income Securities | WELLS FARGO & CO VAR RT 07/25/29 DD 07/25/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	940,000
Investment assets (at fair value)	973,969
Investment, Identifier [Axis]: Fixed Income Securities | WELLS FARGO BANK NA 5.254% 12/11/26 DD 12/11/23
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	700,000
Investment assets (at fair value)	$ 708,489
Interest rate	5.254%
Investment, Identifier [Axis]: Fixed Income Securities | WELLS FARGO COMMERCIAL 5C4 A3 5.673% 05/15/58 DD 05/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 400,000
Investment assets (at fair value)	$ 418,375
Interest rate	5.673%
Investment, Identifier [Axis]: Fixed Income Securities | WILLIAMS COS INC/THE 4.625% 06/30/30 DD 06/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 685,000
Investment assets (at fair value)	$ 692,417
Interest rate	4.625%
Investment, Identifier [Axis]: Fixed Income Securities | WORLD OMNI AUTOMOBILE LEASE A A3 4.420% 04/17/28 DD 03/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,000,000
Investment assets (at fair value)	$ 1,008,331
Interest rate	4.42%
Investment, Identifier [Axis]: Fixed Income Securities | WORLD OMNI SELECT AUTO TRUST A A2A 5.370% 02/15/28 DD 07/24/24
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 34,890
Investment assets (at fair value)	$ 34,911
Interest rate	5.37%
Investment, Identifier [Axis]: Fixed Income Securities | XCEL ENERGY INC 1.750% 03/15/27 DD 11/03/21
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 850,000
Investment assets (at fair value)	$ 827,200
Interest rate	1.75%
Investment, Identifier [Axis]: Fixed Income Securities | XCEL ENERGY INC 3.350% 12/01/26 DD 12/01/16
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 266,000
Investment assets (at fair value)	$ 264,349
Interest rate	3.35%
Investment, Identifier [Axis]: Fixed Income Securities | ZAIS CLO 18 LTD 18A A1R 144A VAR RT 10/25/37 DD 08/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,000,000
Investment assets (at fair value)	1,000,000
Investment, Identifier [Axis]: Mutual Funds | DREYFUS INS RSRV PR MONEY 6546
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	73,206,974
Investment assets (at fair value)	73,206,974
Investment, Identifier [Axis]: Mutual Funds | ISHARES CORE MSCI EAFE ETF
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	47,873
Investment assets (at fair value)	4,282,719
Investment, Identifier [Axis]: Mutual Funds | ISHARES RUSSELL 2000 ETF
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	21,245
Investment assets (at fair value)	5,229,669
Investment, Identifier [Axis]: Mutual Funds | PIMCO FDS SHORT TERM FLTG NAV PORT II
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,267,119
Investment assets (at fair value)	12,692,736
Investment, Identifier [Axis]: Mutual Funds | AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,020,834
Investment assets (at fair value)	228,366,669
Investment, Identifier [Axis]: Mutual Funds | DODGE & COX INTERNATIONAL STOCK FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,329,631
Investment assets (at fair value)	120,645,723
Investment, Identifier [Axis]: Mutual Funds | RBC EMERGING MARKETS EQUITY FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,706,826
Investment assets (at fair value)	97,358,446
Investment, Identifier [Axis]: Mutual Funds | SSGA HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,150,769
Investment assets (at fair value)	165,273,458
Investment, Identifier [Axis]: Mutual Funds | VANGUARD CASH RESERVES FEDERAL MONEY MARKET
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	712,373,670
Investment assets (at fair value)	712,373,670
Investment, Identifier [Axis]: Mutual Funds | VANGUARD INFLATION-PROTECTED SECURITIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,863,808
Investment assets (at fair value)	120,405,240
Investment, Identifier [Axis]: Real Estate Investment Trusts | AGREE REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	63,190
Investment assets (at fair value)	4,551,576
Investment, Identifier [Axis]: Real Estate Investment Trusts | ALEXANDRIA REAL ESTATE EQUITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,650
Investment assets (at fair value)	1,500,011
Investment, Identifier [Axis]: Real Estate Investment Trusts | AMERICAN HEALTHCARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	142,042
Investment assets (at fair value)	6,684,497
Investment, Identifier [Axis]: Real Estate Investment Trusts | AMERICAN HOMES 4 RENT
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	110,520
Investment assets (at fair value)	3,547,692
Investment, Identifier [Axis]: Real Estate Investment Trusts | AMERICOLD REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,470
Investment assets (at fair value)	623,324
Investment, Identifier [Axis]: Real Estate Investment Trusts | BRIXMOR PROPERTY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	212,820
Investment assets (at fair value)	5,580,140
Investment, Identifier [Axis]: Real Estate Investment Trusts | BROADSTONE NET LEASE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	82,040
Investment assets (at fair value)	1,425,035
Investment, Identifier [Axis]: Real Estate Investment Trusts | BXP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	30,000
Investment assets (at fair value)	2,024,400
Investment, Identifier [Axis]: Real Estate Investment Trusts | CAMDEN PROPERTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	99,600
Investment assets (at fair value)	10,963,968
Investment, Identifier [Axis]: Real Estate Investment Trusts | CARETRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	66,918
Investment assets (at fair value)	2,419,755
Investment, Identifier [Axis]: Real Estate Investment Trusts | CENTERSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	23,689
Investment assets (at fair value)	1,580,530
Investment, Identifier [Axis]: Real Estate Investment Trusts | COUSINS PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	114,900
Investment assets (at fair value)	2,962,122
Investment, Identifier [Axis]: Real Estate Investment Trusts | CURBLINE PROPERTIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,151
Investment assets (at fair value)	1,071,165
Investment, Identifier [Axis]: Real Estate Investment Trusts | DIAMONDROCK HOSPITALITY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	144,050
Investment assets (at fair value)	1,290,688
Investment, Identifier [Axis]: Real Estate Investment Trusts | DIGITAL REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	65,940
Investment assets (at fair value)	10,201,577
Investment, Identifier [Axis]: Real Estate Investment Trusts | DIVERSIFIED HEALTHCARE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	96,795
Investment assets (at fair value)	469,456
Investment, Identifier [Axis]: Real Estate Investment Trusts | DOUGLAS EMMETT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,950
Investment assets (at fair value)	559,941
Investment, Identifier [Axis]: Real Estate Investment Trusts | EASTGROUP PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,060
Investment assets (at fair value)	1,257,668
Investment, Identifier [Axis]: Real Estate Investment Trusts | EMPIRE STATE REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	103,990
Investment assets (at fair value)	678,015
Investment, Identifier [Axis]: Real Estate Investment Trusts | EQUINIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	18,640
Investment assets (at fair value)	14,281,222
Investment, Identifier [Axis]: Real Estate Investment Trusts | EQUITY LIFESTYLE PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	151,513
Investment assets (at fair value)	9,183,203
Investment, Identifier [Axis]: Real Estate Investment Trusts | EQUITY RESIDENTIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,040
Investment assets (at fair value)	3,028,442
Investment, Identifier [Axis]: Real Estate Investment Trusts | ESSENTIAL PROPERTIES REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	66,259
Investment assets (at fair value)	1,965,242
Investment, Identifier [Axis]: Real Estate Investment Trusts | ESSEX PROPERTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	10,760
Investment assets (at fair value)	2,815,677
Investment, Identifier [Axis]: Real Estate Investment Trusts | EXTRA SPACE STORAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	94,586
Investment assets (at fair value)	12,316,989
Investment, Identifier [Axis]: Real Estate Investment Trusts | FEDERAL REALTY INVESTMENT TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,790
Investment assets (at fair value)	1,188,432
Investment, Identifier [Axis]: Real Estate Investment Trusts | FIRST INDUSTRIAL REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,220
Investment assets (at fair value)	2,417,939
Investment, Identifier [Axis]: Real Estate Investment Trusts | HEALTHCARE REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	132,040
Investment assets (at fair value)	2,238,078
Investment, Identifier [Axis]: Real Estate Investment Trusts | HEALTHPEAK PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	114,440
Investment assets (at fair value)	1,840,195
Investment, Identifier [Axis]: Real Estate Investment Trusts | HOST HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	170,620
Investment assets (at fair value)	3,025,093
Investment, Identifier [Axis]: Real Estate Investment Trusts | INVENTRUST PROPERTIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,050
Investment assets (at fair value)	960,551
Investment, Identifier [Axis]: Real Estate Investment Trusts | INVITATION HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	119,630
Investment assets (at fair value)	3,324,518
Investment, Identifier [Axis]: Real Estate Investment Trusts | IRON MOUNTAIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	55,662
Investment assets (at fair value)	4,617,163
Investment, Identifier [Axis]: Real Estate Investment Trusts | KIMCO REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	261,100
Investment assets (at fair value)	5,292,497
Investment, Identifier [Axis]: Real Estate Investment Trusts | KITE REALTY GROUP TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	155,050
Investment assets (at fair value)	3,716,549
Investment, Identifier [Axis]: Real Estate Investment Trusts | KKR REAL ESTATE FINANCE TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	34,812
Investment assets (at fair value)	286,155
Investment, Identifier [Axis]: Real Estate Investment Trusts | KLEPIERRE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	48,262
Investment assets (at fair value)	1,912,427
Investment, Identifier [Axis]: Real Estate Investment Trusts | LADDER CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	70,674
Investment assets (at fair value)	776,707
Investment, Identifier [Axis]: Real Estate Investment Trusts | LAMAR ADVERTISING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	61,260
Investment assets (at fair value)	7,754,291
Investment, Identifier [Axis]: Real Estate Investment Trusts | LINEAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	11,950
Investment assets (at fair value)	418,250
Investment, Identifier [Axis]: Real Estate Investment Trusts | MACERICH CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	118,500
Investment assets (at fair value)	2,187,510
Investment, Identifier [Axis]: Real Estate Investment Trusts | MILLROSE PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	5,246
Investment assets (at fair value)	156,698
Investment, Identifier [Axis]: Real Estate Investment Trusts | NATIONAL HEALTH INVESTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	27,600
Investment assets (at fair value)	2,107,812
Investment, Identifier [Axis]: Real Estate Investment Trusts | NETSTREIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	95,920
Investment assets (at fair value)	1,692,029
Investment, Identifier [Axis]: Real Estate Investment Trusts | NNN REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	163,100
Investment assets (at fair value)	6,463,653
Investment, Identifier [Axis]: Real Estate Investment Trusts | OMEGA HEALTHCARE INVESTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	75,240
Investment assets (at fair value)	3,336,142
Investment, Identifier [Axis]: Real Estate Investment Trusts | OUTFRONT MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	98,808
Investment assets (at fair value)	2,381,273
Investment, Identifier [Axis]: Real Estate Investment Trusts | PHILLIPS EDISON & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	46,560
Investment assets (at fair value)	1,656,139
Investment, Identifier [Axis]: Real Estate Investment Trusts | PIEDMONT REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	102,050
Investment assets (at fair value)	851,097
Investment, Identifier [Axis]: Real Estate Investment Trusts | PROLOGIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	129,380
Investment assets (at fair value)	16,516,651
Investment, Identifier [Axis]: Real Estate Investment Trusts | PUBLIC STORAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,940
Investment assets (at fair value)	7,509,930
Investment, Identifier [Axis]: Real Estate Investment Trusts | REALTY INCOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	106,790
Investment assets (at fair value)	6,019,752
Investment, Identifier [Axis]: Real Estate Investment Trusts | REDWOOD TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	65,987
Investment assets (at fair value)	364,908
Investment, Identifier [Axis]: Real Estate Investment Trusts | REXFORD INDUSTRIAL REALTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	50,470
Investment assets (at fair value)	1,954,198
Investment, Identifier [Axis]: Real Estate Investment Trusts | RLJ LODGING TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	53,840
Investment assets (at fair value)	401,108
Investment, Identifier [Axis]: Real Estate Investment Trusts | RYMAN HOSPITALITY PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,280
Investment assets (at fair value)	688,834
Investment, Identifier [Axis]: Real Estate Investment Trusts | SABRA HEALTH CARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	61,770
Investment assets (at fair value)	1,169,924
Investment, Identifier [Axis]: Real Estate Investment Trusts | SBA COMMUNICATIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,270
Investment assets (at fair value)	5,468,266
Investment, Identifier [Axis]: Real Estate Investment Trusts | SIMON PROPERTY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	35,830
Investment assets (at fair value)	6,632,491
Investment, Identifier [Axis]: Real Estate Investment Trusts | SL GREEN REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	28,982
Investment assets (at fair value)	1,329,404
Investment, Identifier [Axis]: Real Estate Investment Trusts | STOCKLAND
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	518,069
Investment assets (at fair value)	1,979,568
Investment, Identifier [Axis]: Real Estate Investment Trusts | SUNSTONE HOTEL INVESTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	42,490
Investment assets (at fair value)	379,861
Investment, Identifier [Axis]: Real Estate Investment Trusts | TANGER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	69,657
Investment assets (at fair value)	2,324,454
Investment, Identifier [Axis]: Real Estate Investment Trusts | TPG RE FINANCE TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	43,549
Investment assets (at fair value)	374,957
Investment, Identifier [Axis]: Real Estate Investment Trusts | UDR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	183,300
Investment assets (at fair value)	6,723,444
Investment, Identifier [Axis]: Real Estate Investment Trusts | VENTAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	121,880
Investment assets (at fair value)	9,431,074
Investment, Identifier [Axis]: Real Estate Investment Trusts | VICI PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	113,820
Investment assets (at fair value)	3,200,618
Investment, Identifier [Axis]: Real Estate Investment Trusts | VORNADO REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	56,090
Investment assets (at fair value)	1,866,675
Investment, Identifier [Axis]: Real Estate Investment Trusts | WELLTOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	109,610
Investment assets (at fair value)	20,344,712
Investment, Identifier [Axis]: Real Estate Investment Trusts | XENIA HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	104,510
Investment assets (at fair value)	1,477,158
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BARCLAYS CAPITAL REV REPO 4.350% 10/17/25 DD 10/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,900,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.230% 05/23/25 DD 05/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.23%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.250% 05/22/25 DD 05/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,200,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.250% 05/23/25 DD 05/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,900,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.270% 05/21/25 DD 05/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,400,000
Interest rate	4.27%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.270% 07/23/25 DD 07/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 75,300,000
Interest rate	4.27%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/06/25 DD 06/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/16/25 DD 06/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/23/25 DD 06/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 80,400,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/24/25 DD 06/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,800,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/06/25 DD 06/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,300,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/10/25 DD 06/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,600,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/11/25 DD 06/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,500,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/16/25 DD 06/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,400,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/20/25 DD 06/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.300% 03/13/25 DD 03/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,100,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.300% 05/27/25 DD 05/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 01/10/25 DD 01/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,600,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/04/25 DD 06/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,600,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/05/25 DD 06/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,000,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/17/25 DD 06/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,600,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/18/25 DD 06/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 65,400,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 07/22/25 DD 07/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,100,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 07/24/25 DD 07/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 01/13/25 DD 01/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 44,700,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 02/26/25 DD 02/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 71,200,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 03/12/25 DD 03/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,200,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/05/25 DD 06/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,100,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/11/25 DD 06/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/17/25 DD 06/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/20/25 DD 06/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 12,600,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/26/25 DD 06/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,500,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 07/21/25 DD 07/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,600,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 08/21/25 DD 08/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,000,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 01/15/25 DD 01/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 7,400,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 01/17/25 DD 01/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,900,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 02/18/25 DD 02/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 56,100,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 06/13/25 DD 06/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 72,600,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/10/25 DD 07/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/11/25 DD 07/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,100,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/15/25 DD 07/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,900,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 08/22/25 DD 08/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,500,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 01/14/25 DD 01/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,600,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 02/12/25 DD 02/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,300,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 02/25/25 DD 02/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,900,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 03/05/25 DD 03/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 65,100,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 06/18/25 DD 06/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 13,100,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/07/25 DD 07/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/09/25 DD 07/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/10/25 DD 07/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 08/29/25 DD 08/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 01/06/25 DD 01/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,100,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 01/27/25 DD 01/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,400,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 06/04/25 DD 06/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,900,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/11/25 DD 07/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/25/25 DD 07/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,200,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/31/25 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,100,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/06/25 DD 08/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/08/25 DD 08/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,000,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/11/25 DD 08/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/12/25 DD 08/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,300,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/06/25 DD 02/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 42,300,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/10/25 DD 02/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 41,100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/20/25 DD 02/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,700,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 05/28/25 DD 05/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 05/30/25 DD 05/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 07/17/25 DD 07/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 47,700,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/04/25 DD 08/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/20/25 DD 08/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,600,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/21/25 DD 08/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,400,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/22/25 DD 08/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 01/23/25 DD 01/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,400,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/05/25 DD 02/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 41,800,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/18/25 DD 02/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 13,500,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/24/25 DD 02/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 71,200,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 03/11/25 DD 03/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,500,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 06/02/25 DD 05/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/08/25 DD 07/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/16/25 DD 07/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/28/25 DD 07/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,100,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/31/25 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,100,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/04/25 DD 08/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/05/25 DD 08/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,600,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/13/25 DD 08/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/14/25 DD 08/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 02/07/25 DD 02/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 41,700,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 03/10/25 DD 03/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,600,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 07/07/25 DD 07/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,100,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 08/06/25 DD 08/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,000,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 01/28/25 DD 01/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 3,900,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 01/31/25 DD 01/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,400,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 06/03/25 DD 06/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 07/09/25 DD 07/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/08/25 DD 08/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/11/25 DD 08/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/19/25 DD 08/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 09/02/25 DD 08/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 01/30/25 DD 01/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 45,400,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 03/07/25 DD 03/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,500,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 06/27/25 DD 06/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,100,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/18/25 DD 08/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/27/25 DD 08/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/28/25 DD 08/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,700,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 09/03/25 DD 09/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.410% 01/29/25 DD 01/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 4,900,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.410% 06/26/25 DD 06/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,700,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 07/03/25 DD 07/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 08/25/25 DD 08/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 08/28/25 DD 08/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,600,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 09/03/25 DD 09/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 09/08/25 DD 09/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,400,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 03/03/25 DD 02/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,900,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 06/27/25 DD 06/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 06/30/25 DD 06/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,500,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/01/25 DD 06/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/02/25 DD 07/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/16/25 DD 07/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/29/25 DD 07/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 08/01/25 DD 07/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 74,400,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.460% 09/05/25 DD 09/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.46%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.470% 07/01/25 DD 06/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.480% 07/02/25 DD 07/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.48%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.720% 12/18/25 DD 12/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,100,000
Interest rate	3.72%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.890% 11/10/25 DD 11/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	3.89%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.900% 01/02/26 DD 12/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,900,000
Investment assets (at fair value)	$ 61,900,000
Interest rate	3.90%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.910% 11/12/25 DD 11/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	3.91%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.930% 11/21/25 DD 11/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,100,000
Interest rate	3.93%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.940% 11/24/25 DD 11/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,500,000
Interest rate	3.94%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.960% 11/20/25 DD 11/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,200,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.960% 11/24/25 DD 11/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 11/10/25 DD 11/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,000,000
Interest rate	3.97%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 12/05/25 DD 12/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,800,000
Interest rate	3.97%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 12/08/25 DD 12/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	3.97%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.980% 11/25/25 DD 11/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,000,000
Interest rate	3.98%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.990% 11/12/25 DD 11/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,200,000
Interest rate	3.99%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.010% 12/09/25 DD 12/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,400,000
Interest rate	4.01%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.020% 11/19/25 DD 11/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,900,000
Interest rate	4.02%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.030% 11/13/25 DD 11/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,200,000
Interest rate	4.03%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.040% 11/18/25 DD 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.04%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.040% 11/26/25 DD 11/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,300,000
Interest rate	4.04%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.050% 11/14/25 DD 11/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,500,000
Interest rate	4.05%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.090% 12/03/25 DD 12/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,500,000
Interest rate	4.09%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.120% 10/31/25 DD 10/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,400,000
Interest rate	4.12%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.150% 09/24/25 DD 09/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.15%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.160% 11/05/25 DD 11/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,000,000
Interest rate	4.16%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.170% 10/10/25 DD 10/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.17%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.180% 09/22/25 DD 09/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,800,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.180% 09/24/25 DD 09/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 09/23/25 DD 09/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.19%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 10/09/25 DD 10/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,400,000
Interest rate	4.19%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 10/15/25 DD 10/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,800,000
Interest rate	4.19%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.200% 11/03/25 DD 10/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,300,000
Interest rate	4.20%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.210% 10/08/25 DD 10/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,600,000
Interest rate	4.21%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.220% 10/21/25 DD 10/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,600,000
Interest rate	4.22%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.220% 10/22/25 DD 10/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,500,000
Interest rate	4.22%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 09/30/25 DD 09/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,600,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/02/25 DD 10/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 45,500,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/03/25 DD 10/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 50,000,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/07/25 DD 10/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,600,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.250% 09/29/25 DD 09/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.260% 11/04/25 DD 11/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,100,000
Interest rate	4.26%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.270% 10/23/25 DD 10/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,400,000
Interest rate	4.27%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.280% 01/07/25 DD 01/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,700,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.280% 10/24/25 DD 10/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,000,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 01/08/25 DD 01/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 10/16/25 DD 10/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,600,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 10/27/25 DD 10/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.300% 03/21/25 DD 03/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,500,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.300% 05/27/25 DD 05/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,900,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 04/25/25 DD 04/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,500,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 07/23/25 DD 07/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 07/24/25 DD 07/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,800,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 01/22/25 DD 01/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 48,500,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 01/23/25 DD 01/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 42,000,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 04/24/25 DD 04/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 12,300,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 06/24/25 DD 06/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 10/01/25 DD 09/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,900,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/16/25 DD 01/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 41,000,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/17/25 DD 01/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 40,900,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/21/25 DD 01/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 56,300,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 03/24/25 DD 03/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,200,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 05/21/25 DD 05/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,000,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/09/25 DD 06/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 19,800,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/20/25 DD 06/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 74,000,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/24/25 DD 06/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,500,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/25/25 DD 06/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,600,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/09/25 DD 01/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,000,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/10/25 DD 01/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 39,300,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/15/25 DD 01/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 40,200,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 03/25/25 DD 03/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,800,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 05/15/25 DD 05/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 07/25/25 DD 07/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,600,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 05/14/25 DD 05/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,700,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 05/15/25 DD 05/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,400,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 10/29/25 DD 10/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 64,300,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 10/30/25 DD 10/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,400,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 03/04/25 DD 03/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,600,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/09/25 DD 05/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,400,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/19/25 DD 05/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,900,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/20/25 DD 05/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,800,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/28/25 DD 05/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,800,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 06/26/25 DD 06/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 07/14/25 DD 07/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 07/21/25 DD 07/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 04/21/25 DD 04/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,600,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 04/28/25 DD 04/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,200,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/07/25 DD 05/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 56,500,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/08/25 DD 05/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 56,100,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/16/25 DD 05/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/08/25 DD 07/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,600,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/14/25 DD 07/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/15/25 DD 07/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/05/25 DD 08/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,200,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/20/25 DD 08/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,700,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 02/19/25 DD 02/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,700,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 02/27/25 DD 02/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,700,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 03/05/25 DD 03/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,200,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 03/27/25 DD 03/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,000,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 04/28/25 DD 04/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,700,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 06/02/25 DD 05/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 06/03/25 DD 06/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,000,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/09/25 DD 07/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/15/25 DD 07/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/17/25 DD 07/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,300,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 08/25/25 DD 08/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,400,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/27/25 DD 01/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 41,200,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/28/25 DD 01/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 43,100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/29/25 DD 01/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 40,600,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 02/03/25 DD 01/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 43,500,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 04/08/25 DD 04/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 57,400,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 04/14/25 DD 04/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 54,500,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 07/18/25 DD 07/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,600,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/11/25 DD 08/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,900,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/14/25 DD 08/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,000,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/15/25 DD 08/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/18/25 DD 08/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 02/11/25 DD 02/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,400,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 02/28/25 DD 02/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,900,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 07/17/25 DD 07/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 15,500,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 08/04/25 DD 08/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,300,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 01/31/25 DD 01/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 39,200,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 07/28/25 DD 07/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,800,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 08/13/25 DD 08/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,000,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 08/19/25 DD 08/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 04/04/25 DD 04/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,000,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 05/01/25 DD 04/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,000,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/16/25 DD 07/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/29/25 DD 07/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,800,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/30/25 DD 07/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/02/25 DD 08/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,300,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/17/25 DD 09/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,600,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/18/25 DD 09/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,800,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 01/06/25 DD 01/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 38,700,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 04/11/25 DD 04/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,300,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 05/02/25 DD 05/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,000,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 06/02/25 DD 05/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,500,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 08/26/25 DD 08/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,000,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 08/29/25 DD 08/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,100,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 08/27/25 DD 08/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,000,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 08/28/25 DD 08/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/04/25 DD 09/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,500,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/05/25 DD 09/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 64,000,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/12/25 DD 09/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,100,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 04/04/25 DD 04/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,300,000
Interest rate	4.45%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 04/10/25 DD 04/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 51,400,000
Interest rate	4.45%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 09/10/25 DD 09/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,700,000
Interest rate	4.45%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 06/30/25 DD 06/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 07/02/25 DD 07/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,900,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 09/15/25 DD 09/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 07/01/25 DD 06/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,400,000
Interest rate	4.48%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 09/09/25 DD 09/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.48%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 09/17/25 DD 09/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,400,000
Interest rate	4.48%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.570% 09/16/25 DD 09/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.57%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.660% 12/19/25 DD 12/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,700,000
Interest rate	3.66%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.660% 12/22/25 DD 12/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 27,800,000
Interest rate	3.66%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.670% 12/24/25 DD 12/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 71,500,000
Interest rate	3.67%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.690% 12/23/25 DD 12/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	3.69%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.710% 12/26/25 DD 12/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,200,000
Interest rate	3.71%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.810% 12/30/25 DD 12/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,100,000
Interest rate	3.81%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.900% 12/05/25 DD 12/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	3.90%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.930% 12/04/25 DD 12/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,700,000
Interest rate	3.93%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.950% 11/19/25 DD 11/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,500,000
Interest rate	3.95%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.960% 11/12/25 DD 11/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.960% 11/17/25 DD 11/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.030% 11/18/25 DD 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.03%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.120% 12/02/25 DD 12/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 72,500,000
Interest rate	4.12%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.150% 09/25/25 DD 09/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.15%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.150% 10/07/25 DD 10/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.15%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.200% 10/02/25 DD 10/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 27,400,000
Interest rate	4.20%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.220% 10/15/25 DD 10/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,000,000
Interest rate	4.22%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.240% 10/03/25 DD 10/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 12,500,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 01/08/25 DD 01/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,300,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 09/26/25 DD 09/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,400,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 09/29/25 DD 09/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,200,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.280% 01/08/25 DD 01/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 39,400,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 03/20/25 DD 03/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,800,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 04/24/25 DD 04/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 54,100,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 05/12/25 DD 05/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,400,000
Interest rate	4.29%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 01/09/25 DD 01/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 39,400,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 03/24/25 DD 03/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,800,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 04/25/25 DD 04/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,400,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/09/25 DD 05/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,700,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/13/25 DD 05/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,100,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/20/25 DD 05/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 06/12/25 DD 06/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 72,500,000
Interest rate	4.30%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 01/16/25 DD 01/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 6,300,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 04/23/25 DD 04/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,600,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 06/25/25 DD 06/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,100,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 07/21/25 DD 07/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 03/19/25 DD 03/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,200,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 04/08/25 DD 04/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 3,800,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 04/17/25 DD 04/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 65,300,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 05/08/25 DD 05/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,200,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 05/19/25 DD 05/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,300,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 01/07/25 DD 01/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 39,500,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 02/13/25 DD 02/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,000,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 02/21/25 DD 02/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,900,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 03/26/25 DD 03/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,500,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 05/14/25 DD 05/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 06/10/25 DD 06/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 07/22/25 DD 07/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 64,000,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 01/14/25 DD 01/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 38,700,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 02/27/25 DD 02/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,800,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 03/17/25 DD 03/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 65,700,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 03/18/25 DD 03/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 65,700,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 04/21/25 DD 04/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 51,100,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 05/06/25 DD 05/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,200,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 05/07/25 DD 05/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,300,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 08/15/25 DD 08/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,800,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 02/14/25 DD 02/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,700,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 04/22/25 DD 04/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,900,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 05/16/25 DD 05/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 05/30/25 DD 05/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 07/18/25 DD 07/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.35%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 03/06/25 DD 03/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,300,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 03/31/25 DD 03/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 04/07/25 DD 04/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,700,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 04/14/25 DD 04/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,700,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 05/29/25 DD 05/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,900,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 08/21/25 DD 08/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.36%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 04/03/25 DD 04/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,600,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 07/30/25 DD 07/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 8,400,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,500,000
Interest rate	4.37%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 04/02/25 DD 04/01/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,600,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 04/15/25 DD 04/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,900,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 05/05/25 DD 05/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 66,200,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 08/26/25 DD 08/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.38%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 01/24/25 DD 01/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 48,100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 02/04/25 DD 02/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 43,300,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 07/31/25 DD 07/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 08/06/25 DD 08/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,900,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 08/18/25 DD 08/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,600,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 01/03/25 DD 01/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 5,800,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 04/29/25 DD 04/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,300,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 05/30/25 DD 05/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,700,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 07/30/25 DD 07/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 2,500,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 08/19/25 DD 08/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 59,600,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 09/04/25 DD 09/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 09/11/25 DD 09/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 03/28/25 DD 03/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 67,000,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 04/01/25 DD 03/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 68,000,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 04/16/25 DD 04/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 64,700,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 07/03/25 DD 07/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 04/30/25 DD 04/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 69,200,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 06/30/25 DD 06/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 07/30/25 DD 07/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,300,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.430% 04/09/25 DD 04/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,400,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.430% 09/11/25 DD 09/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,300,000
Interest rate	4.43%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.440% 08/27/25 DD 08/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.440% 09/03/25 DD 09/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,500,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.460% 04/10/25 DD 04/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 7,900,000
Interest rate	4.46%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.460% 07/03/25 DD 07/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,100,000
Interest rate	4.46%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.470% 09/15/25 DD 09/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,800,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.660% 12/23/25 DD 12/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 60,700,000
Interest rate	3.66%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.680% 12/12/25 DD 12/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,700,000
Interest rate	3.68%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.690% 12/18/25 DD 12/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	3.69%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.700% 12/22/25 DD 12/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 43,400,000
Interest rate	3.70%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.710% 12/15/25 DD 12/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,500,000
Interest rate	3.71%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.710% 12/17/25 DD 12/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,100,000
Interest rate	3.71%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.720% 12/26/25 DD 12/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	3.72%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.770% 12/31/25 DD 12/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,600,000
Interest rate	3.77%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.800% 12/16/25 DD 12/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 72,500,000
Interest rate	3.80%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.820% 12/29/25 DD 12/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,800,000
Interest rate	3.82%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.890% 11/21/25 DD 11/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 7,100,000
Interest rate	3.89%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.920% 11/07/25 DD 11/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,400,000
Interest rate	3.92%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.930% 01/02/26 DD 12/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,400,000
Investment assets (at fair value)	$ 10,400,000
Interest rate	3.93%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.930% 11/20/25 DD 11/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,300,000
Interest rate	3.93%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.930% 12/08/25 DD 12/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	3.93%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.940% 11/06/25 DD 11/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 74,200,000
Interest rate	3.94%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.940% 12/11/25 DD 12/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,900,000
Interest rate	3.94%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 11/07/25 DD 11/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,800,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 11/25/25 DD 11/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,800,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 12/10/25 DD 12/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 74,200,000
Interest rate	3.96%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.970% 12/08/25 DD 12/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 63,000,000
Interest rate	3.97%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 10/31/25 DD 10/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.00%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/05/25 DD 11/04/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.00%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/14/25 DD 11/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.00%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/18/25 DD 11/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,700,000
Interest rate	4.00%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 12/09/25 DD 12/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,200,000
Interest rate	4.00%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.030% 11/26/25 DD 11/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.03%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 11/13/25 DD 11/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,100,000
Interest rate	4.04%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 11/17/25 DD 11/14/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,900,000
Interest rate	4.04%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 12/03/25 DD 12/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.04%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.060% 11/28/25 DD 11/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 61,300,000
Interest rate	4.06%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.100% 11/28/25 DD 11/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,600,000
Interest rate	4.10%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.110% 10/09/25 DD 10/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.11%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.120% 10/10/25 DD 10/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 73,100,000
Interest rate	4.12%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/19/25 DD 09/18/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 74,800,000
Interest rate	4.13%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/24/25 DD 09/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,000,000
Interest rate	4.13%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/25/25 DD 09/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,000,000
Interest rate	4.13%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 10/14/25 DD 10/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,900,000
Interest rate	4.13%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.140% 10/14/25 DD 10/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,800,000
Interest rate	4.14%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.140% 10/20/25 DD 10/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,000,000
Interest rate	4.14%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.150% 09/23/25 DD 09/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,600,000
Interest rate	4.15%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.160% 11/04/25 DD 11/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.16%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.170% 09/23/25 DD 09/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,900,000
Interest rate	4.17%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.170% 09/29/25 DD 09/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,300,000
Interest rate	4.17%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 09/22/25 DD 09/19/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 09/30/25 DD 09/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 10/06/25 DD 10/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,600,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 10/21/25 DD 10/20/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 12/01/25 DD 11/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 71,600,000
Interest rate	4.18%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.190% 10/08/25 DD 10/07/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.19%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 09/26/25 DD 09/25/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,100,000
Interest rate	4.20%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 10/06/25 DD 10/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,300,000
Interest rate	4.20%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 10/23/25 DD 10/22/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.20%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.230% 10/03/25 DD 10/02/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.23%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.240% 10/06/25 DD 10/03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 100,000
Interest rate	4.24%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/01/25 DD 09/30/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,900,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/27/25 DD 10/24/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 71,600,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/28/25 DD 10/27/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 75,400,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/30/25 DD 10/29/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.25%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.260% 10/24/25 DD 10/23/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.26%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.260% 11/03/25 DD 10/31/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,900,000
Interest rate	4.26%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.270% 10/22/25 DD 10/21/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.27%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.280% 10/20/25 DD 10/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 58,800,000
Interest rate	4.28%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.310% 10/16/25 DD 10/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,800,000
Interest rate	4.31%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.320% 10/17/25 DD 10/16/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.32%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.340% 10/29/25 DD 10/28/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,000,000
Interest rate	4.34%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.390% 09/11/25 DD 09/10/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 1,700,000
Interest rate	4.39%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.400% 09/18/25 DD 09/17/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,700,000
Interest rate	4.40%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.410% 09/12/25 DD 09/11/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 11,000,000
Interest rate	4.41%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.420% 09/09/25 DD 09/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,700,000
Interest rate	4.42%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.440% 09/10/25 DD 09/09/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.44%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.460% 09/09/25 DD 09/08/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 9,500,000
Interest rate	4.46%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.470% 09/08/25 DD 09/05/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,200,000
Interest rate	4.47%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.480% 09/15/25 DD 09/12/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,500,000
Interest rate	4.48%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.520% 09/16/25 DD 09/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 62,600,000
Interest rate	4.52%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.570% 09/16/25 DD 09/15/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,700,000
Interest rate	4.57%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.330% 03/14/25 DD 03/13/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 70,100,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.330% 06/09/25 DD 06/06/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 51,300,000
Interest rate	4.33%
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.420% 03/27/25 DD 03/26/25
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 10,100,000
Interest rate	4.42%
Investment, Identifier [Axis]: Separately Managed Accounts | ARS (ARGENTINE PESO)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	$ 12,560
Investment assets (at fair value)	9
Investment, Identifier [Axis]: Separately Managed Accounts | CAD (CANADIAN DOLLARS)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	12,012
Investment assets (at fair value)	8,763
Investment, Identifier [Axis]: Separately Managed Accounts | CHF (SWISS FRANC)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	7,022
Investment assets (at fair value)	8,863
Investment, Identifier [Axis]: Separately Managed Accounts | EUR (EURO)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	451,110
Investment assets (at fair value)	529,807
Investment, Identifier [Axis]: Separately Managed Accounts | GBP (GREAT BRITISH POUNDS)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	114,941
Investment assets (at fair value)	154,601
Investment, Identifier [Axis]: Separately Managed Accounts | HKD (HONG KONG DOLLARS)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	66
Investment assets (at fair value)	9
Investment, Identifier [Axis]: Separately Managed Accounts | KRW (SOUTH KOREAN WON)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	20
Investment assets (at fair value)	0
Investment, Identifier [Axis]: Separately Managed Accounts | PHP (PHILIPPINES PESO)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	676
Investment assets (at fair value)	11
Investment, Identifier [Axis]: Separately Managed Accounts | SGD (SINGAPORE DOLLARS)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	561
Investment assets (at fair value)	436
Investment, Identifier [Axis]: Separately Managed Accounts | THB (THAI BAHT)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	100
Investment assets (at fair value)	3
Investment, Identifier [Axis]: Separately Managed Accounts | USD (US DOLLAR)
EBP, Schedule of Asset Held for Investment [Line Items]
Par value of shares	1,589,792
Investment assets (at fair value)	$ 1,589,498